American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets ex-China Equity ETF (AVXC)
May 31, 2026

Avantis Emerging Markets ex-China Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Bahrain — 0.1%
GFH Bank BSC	396,646	235,229
Brazil — 5.2%
Allos SA	22,900	128,696
Alpargatas SA, Preference Shares	8,900	21,736
Alupar Investimento SA	108	701
Ambev SA, ADR	87,133	279,697
Anima Holding SA	500	327
Armac Locacao Logistica E Servicos SA	100	73
Aura Minerals, Inc.	4,315	333,420
Auren Energia SA(1)	33,000	80,528
Automob Participacoes SA(1)	412	1,157
Axia Energia SA, ADR	63,469	657,539
Axia Energia SA, Class B Preference Shares	4,700	53,498
Axia Energia SA, Class C, ADR(1)	16,671	166,710
Axia Energia SA, Class C Preference Shares(1)	1,235	12,395
Azzas 2154 SA	5,240	20,089
B3 SA - Brasil Bolsa Balcao	68,600	224,245
Banco ABC Brasil SA, Preference Shares	7,142	34,715
Banco BMG SA, Preference Shares	200	200
Banco Bradesco SA	51,200	157,724
Banco Bradesco SA, ADR	257,122	897,356
Banco BTG Pactual SA	42,247	449,391
Banco do Brasil SA	64,400	262,602
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	15,400	44,662
Banco Santander Brasil SA, ADR	15,365	83,586
BB Seguridade Participacoes SA	29,000	200,690
Bemobi Mobile Tech SA	4,000	19,015
BR Advisory Partners Participacoes SA	3,800	12,038
Bradsaude SA	19,200	51,496
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,900	10,773
Braskem SA, Class A, ADR(1)	7,784	32,381
Brava Energia	31,485	126,575
C&A Modas SA	7,600	17,356
Caixa Seguridade Participacoes SA	8,500	29,706
Camil Alimentos SA	1,700	1,931
Cia Brasileira de Aluminio	18,400	39,028
Cia Brasileira de Distribuicao(1)	18,900	6,931
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	7,300	8,914
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(2)	91,926	507,431
Cia de Saneamento de Minas Gerais Copasa MG	15,000	156,733
Cia De Saneamento do Parana Sanepar	4,100	30,925
Cia De Saneamento do Parana Sanepar, Preference Shares	60,900	89,095
Cia Energetica de Minas Gerais, ADR	161,478	347,178
Construtora Tenda SA	300	1,955
CPFL Energia SA	4,900	41,933
Cury Construtora e Incorporadora SA	13,800	87,321
CVC Brasil Operadora e Agencia de Viagens SA(1)	37,900	10,894
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,600	78,640
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(1)	3,298	13,396

Dexco SA(1)	28,784	27,332
EcoRodovias Infraestrutura e Logistica SA	39,400	58,969
Embraer SA, ADR	8,335	481,346
Empreendimentos Pague Menos SA	20,379	17,088
Energisa SA	18,350	175,114
Eneva SA(1)	10,100	50,575
Engie Brasil Energia SA	11,900	77,091
Equatorial SA	6,489	49,485
Even Construtora e Incorporadora SA	11,300	13,015
Ez Tec Empreendimentos e Participacoes SA	10,553	27,447
Fras-Le SA	5,900	25,719
Gerdau SA, ADR	129,410	582,345
GPS Participacoes e Empreendimentos SA	110	266
Grendene SA	17,800	14,291
Grupo Mateus SA	9,900	8,301
Grupo Multi SA	3,800	1,243
Grupo SBF SA	10,400	23,503
Hidrovias do Brasil SA(1)	15,564	9,904
Hypera SA	7,447	32,581
Iguatemi SA	17,500	90,196
Inter & Co., Inc., Class A	29,803	183,884
Iochpe Maxion SA	11,500	20,540
Irani Papel e Embalagem SA	8,500	13,598
IRB-Brasil Resseguros SA	7,700	78,793
Isa Energia Brasil SA, Preference Shares	18,100	96,518
Itau Unibanco Holding SA, ADR	149,118	1,175,050
Jalles Machado SA(1)	2,500	1,298
JBS NV, BDR	18,953	235,760
JBS NV, Class A	12,884	160,663
JHSF Participacoes SA	43,700	95,984
JSL SA	1,200	1,530
Kepler Weber SA	7,400	10,371
Klabin SA	41,122	136,624
Lavvi Empreendimentos Imobiliarios SA	7,100	16,538
Localiza Rent a Car SA	18,800	156,264
Localiza Rent a Car SA, Preference Shares	715	5,712
LOG Commercial Properties e Participacoes SA	3,400	18,272
Lojas Quero-Quero SA(1)	400	111
Lojas Renner SA	32,140	95,951
M Dias Branco SA	3,100	12,039
Magazine Luiza SA	30,765	36,775
Mahle Metal Leve SA	4,700	31,296
Marcopolo SA	19,910	23,839
Marcopolo SA, Preference Shares	55,550	67,062
MBRF Global Foods Co. SA	15,900	50,651
Metalurgica Gerdau SA, Preference Shares	69,164	135,050
Mills Locacao Servicos e Logistica SA	7,500	22,599
Minerva SA	12,100	8,899
Motiva Infraestrutura de Mobilidade SA	59,400	167,324
Moura Dubeux Engenharia SA	8,400	46,625
Movida Participacoes SA	28,065	52,574
MRV Engenharia e Participacoes SA(1)	29,600	34,267
Multiplan Empreendimentos Imobiliarios SA	4,200	24,803
NU Holdings Ltd., Class A(1)	22,586	296,554
Oceanpact Servicos Maritimos SA	8,500	17,743

Orizon Valorizacao de Residuos SA(1)	200	3,125
Pagseguro Digital Ltd., Class A	16,526	154,518
Patria Investments Ltd., Class A	3,616	41,909
PBG SA(1)	300	113
Petroleo Brasileiro SA - Petrobras, ADR	69,207	1,299,015
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	86,054	1,443,126
Petroreconcavo SA	10,000	22,579
Plano & Plano Desenvolvimento Imobiliario SA	400	710
Positivo Tecnologia SA	12,400	10,054
PRIO SA(1)	36,000	446,811
Raia Drogasil SA	41,606	155,552
Raizen SA, Preference Shares(1)	28,600	2,098
Randoncorp SA, Preference Shares(1)	4,800	4,929
Rede D'Or Sao Luiz SA	9,500	64,067
Romi SA	300	386
Rumo SA	13,400	36,471
Sao Martinho SA	10,800	36,567
Ser Educacional SA	5,500	12,691
Sigma Lithium Corp.(1)	8,755	146,821
Simpar SA(1)	12,256	21,720
SLC Agricola SA	12,987	40,033
Smartfit Escola de Ginastica e Danca SA	16,815	61,999
StoneCo Ltd., A Shares	9,964	114,088
Suzano SA, ADR(2)	51,380	420,288
SYN prop e tech SA	300	225
Taurus Armas SA, Preference Shares	220	203
Tegma Gestao Logistica SA	2,000	12,152
Telefonica Brasil SA, ADR	18,260	239,936
TIM SA, ADR(2)	8,128	178,979
TOTVS SA	2,000	13,202
Transmissora Alianca de Energia Eletrica SA	10,400	80,857
Tres Tentos Agroindustrial SA	6,000	18,460
Tupy SA(1)	3,300	8,347
Ultrapar Participacoes SA, ADR	85,690	443,874
Uniao Pet Participacoes SA	7,000	4,496
Unipar Carbocloro SA, Class B Preference Shares	1,100	13,249
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	36,400	78,796
Vale SA, ADR	171,050	2,779,562
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,600	12,589
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	48,000	29,783
Vibra Energia SA	115,975	685,107
Vivara Participacoes SA	2,800	12,178
Vulcabras SA	812	2,456
WEG SA	26,500	231,666
XP, Inc., Class A	30,761	512,786
YDUQS Participacoes SA	11,500	21,725
		21,051,052
Chile — 0.7%
Aguas Andinas SA, A Shares	38,300	14,631
Banco de Chile	862,123	165,375
Banco de Credito e Inversiones SA	3,317	226,958
Banco Santander Chile, ADR	8,898	284,113
CAP SA(1)	3,926	29,471
Cencosud SA	19,589	47,056
Cia Cervecerias Unidas SA, ADR(2)	7,678	90,447

Cia Sud Americana de Vapores SA	827,726	41,980
Colbun SA	353,615	53,056
Embotelladora Andina SA, Class B Preference Shares	26,185	133,861
Empresa Nacional de Telecomunicaciones SA	17,558	71,860
Empresas CMPC SA	31,417	37,628
Empresas Copec SA	18,048	131,398
Enel Americas SA	336,505	29,622
Enel Chile SA	919,197	79,832
Engie Energia Chile SA	45,221	91,454
Falabella SA	18,839	124,713
Parque Arauco SA	58,227	253,799
Plaza SA	50,427	218,413
Ripley Corp. SA	100,219	43,250
Salfacorp SA	11,540	17,814
SMU SA	63,959	10,456
Sociedad Quimica y Minera de Chile SA, ADR	6,970	598,514
Vina Concha y Toro SA	13,361	13,420
		2,809,121
Colombia — 0.2%
Cementos Argos SA	22,566	65,615
Ecopetrol SA, ADR	14,568	212,839
Grupo Argos SA	3,651	16,736
Grupo Cibest SA	3,261	67,224
Grupo Cibest SA, ADR	3,044	208,788
Grupo de Inversiones Suramericana SA	7,047	96,145
Interconexion Electrica SA ESP	11,776	96,463
Mineros SA	13,670	57,472
		821,282
Czech Republic — 0.2%
CEZ AS	7,786	469,412
Komercni Banka AS	2,401	113,980
Moneta Money Bank AS	22,665	202,222
		785,614
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	205,261	499,981
Greece — 0.8%
Aegean Airlines SA	5,120	74,045
Aktor SA Holding Co. Technical & Energy Projects(1)	76	918
Alpha Bank SA	213,853	977,577
Athens International Airport SA	3,314	39,291
Eurobank SA	26,431	123,107
GEK TERNA SA	2,890	144,166
Hellenic Telecommunications Organization SA	1,642	34,838
HELLENiQ ENERGY Holdings SA	5,318	63,870
Holding Co. ADMIE IPTO SA	4,609	21,273
Intracom Holdings SA	41	178
Jumbo SA	860	23,368
LAMDA Development SA(1)	350	2,522
Motor Oil Hellas Corinth Refineries SA	5,942	256,443
National Bank of Greece SA	28,927	500,424
Optima bank SA	9,813	121,877
Piraeus Bank SA(1)	69,612	738,579
Public Power Corp. SA	3,385	85,114
Titan SA	1,469	87,186
		3,294,776

Hungary — 0.5%
Magyar Telekom Telecommunications PLC	33,444	290,334
MOL Hungarian Oil & Gas PLC	32,276	409,976
OTP Bank Nyrt	9,376	1,287,375
Richter Gedeon Nyrt	3,647	154,384
		2,142,069
India — 15.0%
360 ONE WAM Ltd.	1,250	14,535
3M India Ltd.	130	44,870
5Paisa Capital Ltd.(1)	1,497	5,162
63 Moons Technologies Ltd.	1,258	8,087
Aarti Drugs Ltd.	5,789	23,163
Aarti Industries Ltd.	12,703	63,495
Aarti Pharmalabs Ltd.	1,893	12,613
Aavas Financiers Ltd.(1)	1,528	21,587
ABB India Ltd.	449	34,303
Acme Solar Holdings Ltd.	12,742	41,591
Action Construction Equipment Ltd.	6,275	58,433
Adani Enterprises Ltd.	3,029	93,595
Adani Green Energy Ltd.(1)	385	5,975
Adani Ports & Special Economic Zone Ltd.	22,290	423,147
Adani Power Ltd.(1)	126,377	323,704
Aditya Birla Fashion & Retail Ltd.(1)	141	96
Aditya Birla Lifestyle Brands Ltd.(1)	28,411	29,944
Aditya Birla Sun Life Asset Management Co. Ltd.	10,347	115,915
Advanced Enzyme Technologies Ltd.	77	295
Advent Hotels International Ltd.(1)	500	719
Aegis Logistics Ltd.	216	1,701
Afcons Infrastructure Ltd.	14,027	50,110
Affle 3i Ltd.(1)	14	215
Agarwal Industrial Corp. Ltd.	53	232
AGI Greenpac Ltd.	813	5,047
AGI Infra Ltd.(1)	8,345	31,760
AIA Engineering Ltd.	4,068	192,879
Ajanta Pharma Ltd.	3,539	109,064
Ajmera Realty & Infra India Ltd.	120	150
Akums Drugs & Pharmaceuticals Ltd.(1)	3,235	17,860
Alembic Ltd.	633	584
Alembic Pharmaceuticals Ltd.	285	2,207
Alivus Life Sciences Ltd.	2,650	29,411
Alkem Laboratories Ltd.	3,285	190,088
Alkyl Amines Chemicals	768	13,345
Allcargo Global Ltd.(1)	1,161	262
Allcargo Logistics Ltd.(1)	1,161	111
Allied Digital Services Ltd.	468	595
Alok Industries Ltd.(1)	3,019	405
Amara Raja Energy & Mobility Ltd.	4,256	39,710
Amber Enterprises India Ltd.(1)	760	60,898
Ambuja Cements Ltd.	7,537	35,543
Anand Rathi Wealth Ltd.	2,335	84,817
Anant Raj Ltd.	3,053	16,516
Andhra Sugars Ltd.	428	403
Angel One Ltd.	62,041	220,221
Antelopus Selan Energy Ltd.(1)	79	645
Antony Waste Handling Cell Ltd.(1)	2,238	11,019

Anup Engineering Ltd.	10	193
Anupam Rasayan India Ltd.	1,079	14,692
Apar Industries Ltd.	1,251	172,808
APL Apollo Tubes Ltd.	1,853	35,711
Apollo Hospitals Enterprise Ltd.	1,774	152,635
Apollo Pipes Ltd.	2,215	11,880
Apollo Tyres Ltd.	17,533	72,759
Aptus Value Housing Finance India Ltd.	12,790	35,004
Archean Chemical Industries Ltd.(1)	6,809	37,624
Arman Financial Services Ltd.(1)	725	12,865
Arvind Fashions Ltd.	12,210	59,276
Arvind Ltd.	30,158	150,120
Asahi India Glass Ltd.	3,943	37,460
Ashok Leyland Ltd.	116,477	190,522
Ashoka Buildcon Ltd.(1)	5,891	7,591
Asian Paints Ltd.	9,513	267,639
ASK Automotive Ltd.	8,371	40,161
Aster DM Healthcare Ltd.	18,872	144,607
Astral Ltd.	475	7,883
AstraZeneca Pharma India Ltd.	260	23,602
Atul Ltd.	286	20,642
AU Small Finance Bank Ltd.	11,532	119,487
Aurobindo Pharma Ltd.	13,679	205,289
Avantel Ltd.	6,403	11,957
Avanti Feeds Ltd.	4,976	62,915
Avenue Supermarts Ltd.(1)	1,011	43,079
AvenuesAI Ltd.(1)	60,410	8,837
Awfis Space Solutions Ltd.(1)	1,774	6,121
AWL Agri Business Ltd.(1)	15,615	31,593
Axis Bank Ltd., GDR	16,834	1,132,187
Bajaj Auto Ltd.	1,270	139,765
Bajaj Consumer Care Ltd.(1)	686	3,991
Bajaj Finance Ltd.(1)	98,391	940,829
Bajaj Finserv Ltd.	2,980	55,924
Bajaj Healthcare Ltd.	3,342	10,626
Bajaj Hindusthan Sugar Ltd.(1)	152,218	29,421
Bajel Projects Ltd.(1)	153	315
Balaji Amines Ltd.	1,278	23,892
Balkrishna Industries Ltd.	2,746	63,731
Balmer Lawrie & Co. Ltd.	4,521	8,735
Balrampur Chini Mills Ltd.	1,995	10,806
Banco Products India Ltd.	2,497	17,241
Bandhan Bank Ltd.	97,307	213,189
Bank of Baroda	29,976	84,673
Bank of Maharashtra	6,906	5,760
BASF India Ltd.	198	7,084
Bata India Ltd.	2,201	15,494
Bayer CropScience Ltd.	1,002	47,621
Berger Paints India Ltd.	192	1,012
BF Utilities Ltd.(1)	38	227
Bhansali Engineering Polymers Ltd.	5,478	5,505
Bharat Bijlee Ltd.	638	18,707
Bharat Dynamics Ltd.	1,297	16,438
Bharat Electronics Ltd.	57,101	246,708
Bharat Forge Ltd.	11,215	230,793

Bharat Heavy Electricals Ltd.	31,791	139,467
Bharat Petroleum Corp. Ltd.	101,131	317,089
Bharat Rasayan Ltd.	64	978
Bharat Wire Ropes Ltd.(1)	4,381	10,292
Bharti Airtel Ltd.	47,365	911,315
Biocon Ltd.	469	2,115
Birla Corp. Ltd.	3,262	34,251
Birlasoft Ltd.	11,811	39,715
Black Box Ltd.	1,772	19,412
Bliss Gvs Pharma Ltd.	6,689	29,930
BLS International Services Ltd.	10,440	28,705
Blue Dart Express Ltd.	701	34,981
Blue Star Ltd.	7,741	129,767
Bluspring Enterprises Ltd.(1)	1,651	1,377
Bodal Chemicals Ltd.(1)	292	218
Bombay Burmah Trading Co.	661	10,443
Bombay Dyeing & Manufacturing Co. Ltd.	4,216	5,627
Bosch Ltd.	48	18,499
Brigade Enterprises Ltd.	2,477	17,006
Brightcom Group Ltd.(1)	3,622	398
Britannia Industries Ltd.	2,252	123,374
BSE Ltd.(1)	7,004	305,530
Camlin Fine Sciences Ltd.(1)	4,998	6,430
Campus Activewear Ltd.	4,309	11,480
Can Fin Homes Ltd.	12,191	106,467
Canara Bank	72,565	99,902
Capacit'e Infraprojects Ltd.(1)	3,014	7,191
Caplin Point Laboratories Ltd.	864	18,399
Capri Global Capital Ltd.	29,641	61,856
Carborundum Universal Ltd.	938	10,150
Care Ratings Ltd.	2,263	38,514
Cartrade Tech Ltd.(1)	98	1,790
Castrol India Ltd.	28,534	55,021
CE Info Systems Ltd.	57	492
Ceat Ltd.	2,770	94,457
Ceigall India Ltd.(1)	3,237	11,790
Cemindia Projects Ltd.	6,550	73,763
Central Depository Services India Ltd.	3,800	49,760
Centum Electronics Ltd.	416	15,257
Century Enka Ltd.	133	682
Century Plyboards India Ltd.	99	805
Cera Sanitaryware Ltd.	10	586
CESC Ltd.	19,846	38,022
CG Power & Industrial Solutions Ltd.	14,847	143,484
Chalet Hotels Ltd.	2,841	23,452
Chambal Fertilisers & Chemicals Ltd.	11,216	55,042
Chemplast Sanmar Ltd.(1)	2,439	5,549
Chennai Petroleum Corp. Ltd.	7,194	80,138
Choice International Ltd.(1)	129	912
Cholamandalam Financial Holdings Ltd.	2,248	37,433
Cholamandalam Investment & Finance Co. Ltd.	16,589	268,331
CIE Automotive India Ltd.	22,503	105,696
Cipla Ltd.	6,061	89,358
City Union Bank Ltd.	23,422	62,998
Clean Science & Technology Ltd.	1,336	11,211

CMS Info Systems Ltd.	28,139	90,162
Coal India Ltd.	100,291	483,203
Cochin Shipyard Ltd.	1,846	28,505
Coffee Day Enterprises Ltd.(1)	377	138
Coforge Ltd.	4,761	71,421
Coforge Ltd.(1)	1,465	21,926
Cohance Lifesciences Ltd.(1)	1,726	7,837
Colgate-Palmolive India Ltd.	6,534	141,662
Computer Age Management Services Ltd.	8,500	70,782
Confidence Petroleum India Ltd.	15,782	11,260
Container Corp. of India Ltd.	12,115	59,094
Coromandel International Ltd.	4,865	89,775
Cosmo First Ltd.	1,427	10,936
Craftsman Automation Ltd.	1,238	118,149
CreditAccess Grameen Ltd.(1)	7,669	104,664
CRISIL Ltd.	904	37,547
Crompton Greaves Consumer Electricals Ltd.	5,656	16,730
CSB Bank Ltd.(1)	7,209	26,776
Cummins India Ltd.	1,609	99,579
Cupid Ltd.(1)	4,615	6,267
Cyient DLM Ltd.(1)	61	270
Cyient Ltd.	4,094	39,193
Dabur India Ltd.	12,881	60,109
Dalmia Bharat Sugar & Industries Ltd.	2,592	9,268
DB Corp. Ltd.	457	987
DCB Bank Ltd.	28,525	52,597
DCM Shriram Ltd.	855	9,328
DCW Ltd.	9,442	4,668
Dcx Systems Ltd.(1)	9,733	20,028
DEE Development Engineers Ltd.(1)	2,153	13,426
Deep Industries Ltd.	2,156	10,818
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,828	27,136
Deepak Nitrite Ltd.	795	14,084
Delhivery Ltd.(1)	18,479	87,938
Delta Corp. Ltd.	93	68
Devyani International Ltd.(1)	10,993	13,337
Dhampur Sugar Mills Ltd.	6,293	9,343
Dhanlaxmi Bank Ltd.(1)	701	242
Dhanuka Agritech Ltd.	1,274	15,213
Digitide Solutions Ltd.(1)	1,651	1,500
Dilip Buildcon Ltd.	2,358	10,550
Dish TV India Ltd.(1)	1,436	49
Dishman Carbogen Amcis Ltd.(1)	192	393
Divi's Laboratories Ltd.	625	43,847
Dixon Technologies India Ltd.	454	55,042
DLF Ltd.	7,708	47,897
D-Link India Ltd.	3,009	14,689
Dodla Dairy Ltd.	2,557	29,074
Dolat Algotech Ltd.	889	686
Dollar Industries Ltd.	130	364
Doms Industries Ltd.	119	2,735
Dr. Lal PathLabs Ltd.	1,688	28,535
Dr. Reddy's Laboratories Ltd., ADR(2)	27,161	370,204
Dreamfolks Services Ltd.(1)	25	20
Dredging Corp. of India Ltd.(1)	74	904

eClerx Services Ltd.	2,650	42,087
Edelweiss Financial Services Ltd.	20,771	24,653
Eicher Motors Ltd.	1,187	89,631
EID Parry India Ltd.(1)	7,083	56,260
EIH Ltd.	8,807	27,454
Elecon Engineering Co. Ltd.	6,969	37,380
Electrosteel Castings Ltd.	49,556	40,195
Elgi Equipments Ltd.	1,854	11,182
Emami Ltd.	9,774	41,050
Embassy Developments Ltd.(1)	19,254	12,221
Endurance Technologies Ltd.	2,916	83,522
Engineers India Ltd.	48,801	119,172
Entertainment Network India Ltd.	75	86
Epack Durable Ltd.(1)	2,649	6,317
Epigral Ltd.	583	7,121
EPL Ltd.	9,652	21,723
Equitas Small Finance Bank Ltd.(1)	50,697	37,450
Eris Lifesciences Ltd.	1,708	25,138
Escorts Kubota Ltd.	338	10,180
Eternal Ltd.(1)	32,303	85,134
Eveready Industries India Ltd.	1,869	6,217
Everest Kanto Cylinder Ltd.	362	449
Exide Industries Ltd.	9,197	37,428
FDC Ltd.	250	1,065
Fedbank Financial Services Ltd.(1)	7,469	12,704
Federal Bank Ltd.	121,079	368,053
Federal-Mogul Goetze India Ltd.(1)	2,820	12,453
FIEM Industries Ltd.	1,616	38,145
Filatex India Ltd.	26,067	12,541
Fine Organic Industries Ltd.	804	39,160
Fineotex Chemical Ltd.	3,540	1,492
Finolex Cables Ltd.	5,441	65,104
Finolex Industries Ltd.	23,364	45,844
Firstsource Solutions Ltd.	353	976
Five-Star Business Finance Ltd.	9,595	44,952
Force Motors Ltd.	432	88,449
Fortis Healthcare Ltd.	14,528	141,921
Fusion Finance Ltd.(1)	5,972	11,217
G R Infraprojects Ltd.	894	8,454
Gabriel India Ltd.	2,690	31,127
GAIL India Ltd.	55,306	95,732
Galaxy Surfactants Ltd.	351	6,629
Ganesh Benzoplast Ltd.(1)	69	70
Ganesh Housing Ltd.	90	668
Ganesha Ecosphere Ltd.	67	651
Garware Hi-Tech Films Ltd.	344	22,138
Garware Technical Fibres Ltd.	495	3,435
Gateway Distriparks Ltd.	20,840	12,278
GE Vernova T&D India Ltd.	4,234	229,763
Gensol Engineering Ltd.(1)	53	11
Geojit Financial Services Ltd.	1,385	1,063
GHCL Ltd.	2,431	11,630
GIC Housing Finance Ltd.	281	441
Gillette India Ltd.	230	19,408
Gland Pharma Ltd.	1,334	31,570

GlaxoSmithKline Pharmaceuticals Ltd.	2,119	49,282
Glenmark Pharmaceuticals Ltd.	8,606	206,010
Global Health Ltd.	1,638	20,493
Globus Spirits Ltd.	1,956	17,796
GM Breweries Ltd.	2,164	21,131
GMM Pfaudler Ltd.	3,619	29,184
GMR Airports Ltd.(1)	34,724	36,677
GMR Power & Urban Infra Ltd.(1)	851	981
Go Fashion India Ltd.(1)	757	2,512
Godawari Power & Ispat Ltd.	15,104	45,751
Godrej Agrovet Ltd.	7,421	44,992
Godrej Consumer Products Ltd.	8,627	93,424
Godrej Industries Ltd.(1)	192	2,235
Godrej Properties Ltd.(1)	3,618	67,120
Gokaldas Exports Ltd.(1)	1,944	14,123
Gokul Agro Resources Ltd.(1)	7,728	18,641
Goldiam International Ltd.	72	309
Goodluck India Ltd.	864	11,774
Granules India Ltd.	18,797	153,008
Graphite India Ltd.	4,036	30,914
Grasim Industries Ltd.	3,612	118,643
Gravita India Ltd.(1)	66	1,121
Great Eastern Shipping Co. Ltd.	14,841	221,584
Greaves Cotton Ltd.	8,786	16,808
Greenpanel Industries Ltd.(1)	191	373
Greenply Industries Ltd.	2,855	7,459
Grindwell Norton Ltd.	552	10,693
GTL Infrastructure Ltd.(1)	36,359	543
Gujarat Alkalies & Chemicals Ltd.	2,371	16,972
Gujarat Ambuja Exports Ltd.	10,634	17,326
Gujarat Fluorochemicals Ltd.	267	10,189
Gujarat Gas Co. Ltd.(1)	15,250	64,383
Gujarat Gas Ltd.	2	8
Gujarat Industries Power Co. Ltd.	9,574	16,641
Gujarat Mineral Development Corp. Ltd.	5,131	36,173
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,017	42,536
Gujarat Pipavav Port Ltd.	35,870	59,399
Gujarat State Fertilizers & Chemicals Ltd.	22,107	37,916
Gulf Oil Lubricants India Ltd.	1,527	15,630
Happiest Minds Technologies Ltd.	52	204
Harsha Engineers Ltd.	132	551
Hathway Cable & Datacom Ltd.(1)	83,307	9,461
Havells India Ltd.	9,413	116,620
HBL Engineering Ltd.	4,794	41,558
HCL Technologies Ltd.	41,028	512,582
HDFC Asset Management Co. Ltd.	7,521	211,653
HDFC Bank Ltd.	257,199	2,016,179
HDFC Life Insurance Co. Ltd.	7,912	49,532
HealthCare Global Enterprises Ltd.(1)	3,592	24,099
HEG Ltd.	4,157	24,815
HeidelbergCement India Ltd.	3,966	6,580
Hercules Investments Ltd.(1)	27	35
Heritage Foods Ltd.	5,262	17,761
Hero MotoCorp Ltd.	9,777	504,341
Hexaware Technologies Ltd.	11,986	64,221

HFCL Ltd.	2,306	4,368
HG Infra Engineering Ltd.	840	5,148
Hikal Ltd.	366	752
Himatsingka Seide Ltd.	75	61
Hindalco Industries Ltd.	69,987	829,843
Hindustan Aeronautics Ltd.	8,203	371,497
Hindustan Construction Co. Ltd.(1)	4,802	1,152
Hindustan Oil Exploration Co. Ltd.(1)	9,592	16,243
Hindustan Petroleum Corp. Ltd.	90,192	373,643
Hindustan Unilever Ltd.	12,150	275,289
Hitachi Energy India Ltd.	370	149,660
Hi-Tech Gears Ltd.	18	110
HI-Tech Pipes Ltd.	1,077	982
HLV Ltd.(1)	511	43
Home First Finance Co. India Ltd.	5,956	66,755
Housing & Urban Development Corp. Ltd.	1,288	2,758
HPL Electric & Power Ltd.	114	420
Hubtown Ltd.(1)	3,710	8,010
Hyundai Motor India Ltd.	3,176	64,280
Ice Make Refrigeration Ltd.	1,083	9,536
ICICI Bank Ltd.	83,254	1,100,555
ICICI Bank Ltd., ADR	77,911	2,043,606
ICICI Lombard General Insurance Co. Ltd.	2,712	51,149
ICICI Prudential Life Insurance Co. Ltd.	2,906	15,410
IDFC First Bank Ltd.	98,928	74,212
IFCI Ltd.(1)	3,416	2,463
IIFL Capital Services Ltd.	19,247	69,124
IIFL Finance Ltd.	21,810	107,136
Indef Manufacturing Ltd.	27	72
India Cements Ltd.(1)	3,088	12,455
India Glycols Ltd.	2,384	24,466
India Shelter Finance Corp. Ltd.	2,455	19,732
Indiabulls Ltd.(1)	6,662	1,469
IndiaMart InterMesh Ltd.	3,000	63,634
Indian Energy Exchange Ltd.	68,759	92,920
Indian Hotels Co. Ltd.	16,752	115,358
Indian Hume Pipe Co. Ltd.	113	370
Indian Metals & Ferro Alloys Ltd.	175	2,664
Indian Oil Corp. Ltd.	95,085	140,299
Indian Railway Catering & Tourism Corp. Ltd.	5,068	27,181
Indian Renewable Energy Development Agency Ltd.	7,383	10,355
Indo Count Industries Ltd.	1,091	3,579
Indo Tech Transformers Ltd.(1)	391	10,397
IndoStar Capital Finance Ltd.(1)	2,497	6,215
Indraprastha Gas Ltd.	19,940	33,673
Indraprastha Medical Corp. Ltd.	2,692	10,773
Indus Towers Ltd.(1)	113,266	527,187
IndusInd Bank Ltd.(1)	33,595	323,140
Info Edge India Ltd.	3,245	33,968
Infosys Ltd., ADR	124,536	1,575,380
Ingersoll Rand India Ltd.	649	29,735
Inox Green Energy Services Ltd.(1)	515	933
INOX India Ltd.	2,659	41,788
Intellect Design Arena Ltd.	8,858	66,983
InterGlobe Aviation Ltd.	5,669	262,288

IOL Chemicals & Pharmaceuticals Ltd.	13,729	18,616
ION Exchange India Ltd.	185	704
Ipca Laboratories Ltd.	5,003	80,248
IRB Infrastructure Developers Ltd.	193,162	43,101
IRCON International Ltd.	23,420	33,723
ISGEC Heavy Engineering Ltd.	4,817	47,147
ITC Hotels Ltd.	4,988	8,125
J Kumar Infraprojects Ltd.	3,665	19,412
Jagran Prakashan Ltd.(1)	285	225
Jai Balaji Industries Ltd.(1)	4,000	3,046
Jai Corp. Ltd.	51	62
Jain Irrigation Systems Ltd.(1)	18,582	5,836
Jaiprakash Associates Ltd.(1)	1,112	28
Jaiprakash Power Ventures Ltd.(1)	402,188	92,545
Jammu & Kashmir Bank Ltd.	40,674	60,099
Jamna Auto Industries Ltd.	36,637	49,202
Jana Small Finance Bank Ltd.(1)	6,921	36,079
Jash Engineering Ltd.	1,250	5,296
JB Chemicals & Pharmaceuticals Ltd.	7,724	176,161
JBM Auto Ltd.	6,305	41,206
Jeena Sikho Lifecare Ltd.	3,873	25,044
Jindal Drilling & Industries Ltd.	1,688	10,539
Jindal Saw Ltd.	11,510	29,926
Jindal Stainless Ltd.	18,709	134,889
Jindal Steel Ltd.	10,580	134,491
Jindal Worldwide Ltd.(1)	505	161
Jio Financial Services Ltd.	31,240	78,562
JK Cement Ltd.	2,281	123,994
JK Lakshmi Cement Ltd.	6,558	40,748
JK Paper Ltd.	8,569	33,275
JK Tyre & Industries Ltd.	9,879	42,372
JM Financial Ltd.	36,054	49,442
JSW Energy Ltd.	15,456	96,753
JSW Steel Ltd.	6,880	92,549
JTEKT India Ltd.	84	116
Jubilant Foodworks Ltd.	6,571	29,584
Jubilant Ingrevia Ltd.	974	6,626
Jubilant Pharmova Ltd.	9,599	100,475
Jupiter Life Line Hospitals Ltd.	629	8,785
Just Dial Ltd.(1)	2,215	12,229
Jyothy Labs Ltd.	103	221
Jyoti Structures Ltd.(1)	8,272	1,129
Kajaria Ceramics Ltd.	9,711	109,763
Kalpataru Projects International Ltd.	5,430	74,650
Kalyan Jewellers India Ltd.	2,461	9,192
Kalyani Steels Ltd.	1,127	9,799
Kamdhenu Ltd.	2,150	543
Kansai Nerolac Paints Ltd.	6,707	15,390
Karnataka Bank Ltd.	35,529	100,750
Karur Vysya Bank Ltd.	61,833	187,843
Kaveri Seed Co. Ltd.	2,997	27,297
KCP Ltd.	3,844	6,656
KEC International Ltd.	9,035	47,574
KEI Industries Ltd.	745	41,295
Kfin Technologies Ltd.	4,277	38,586

Kiri Industries Ltd.(1)	1,975	8,563
Kirloskar Brothers Ltd.	3,456	59,384
Kirloskar Ferrous Industries Ltd.	219	1,002
Kirloskar Industries Ltd.	16	529
Kirloskar Oil Engines Ltd.	6,632	134,601
Kirloskar Pneumatic Co. Ltd.	3,371	55,810
Kitex Garments Ltd.	390	661
KNR Constructions Ltd.	8,667	11,564
Kopran Ltd.	121	263
Kotak Mahindra Bank Ltd.	146,457	592,119
KPIT Technologies Ltd.	9,622	78,258
KPR Mill Ltd.	1,272	12,926
KRBL Ltd.	2,729	10,041
Krishna Institute of Medical Sciences Ltd.(1)	5,763	46,000
KRN Heat Exchanger & Refrigeration Ltd.(1)	1,305	15,201
Kwality Wall's India Ltd.(1)	145,047	41,204
L&T Finance Ltd.	80,115	241,628
Larsen & Toubro Ltd.	26,109	1,120,984
Laurus Labs Ltd.	1,319	18,898
Laxmi Organic Industries Ltd.	2,953	4,601
Lemon Tree Hotels Ltd.(1)	1,469	1,761
LG Balakrishnan & Bros Ltd.	1,798	28,621
LIC Housing Finance Ltd.	35,786	200,750
Likhitha Infrastructure Ltd.(1)	178	352
Lincoln Pharmaceuticals Ltd.	32	213
Lloyds Metals & Energy Ltd.(1)	2,222	42,130
Lodha Developers Ltd.	3,020	29,807
LT Foods Ltd.	5,827	24,022
LTM Ltd.	2,431	104,204
Lumax Auto Technologies Ltd.	392	7,116
Lupin Ltd.	3,565	85,018
LUX Industries Ltd.	62	901
Mahanagar Gas Ltd.	7,486	86,238
Maharashtra Scooters Ltd.	157	21,085
Maharashtra Seamless Ltd.	3,236	21,146
Mahindra & Mahindra Financial Services Ltd.	23,902	76,330
Mahindra & Mahindra Ltd.	31,643	1,013,795
Mahindra Holidays & Resorts India Ltd.(1)	649	1,491
Mahindra Lifespace Developers Ltd.	338	1,183
Mahindra Logistics Ltd.	7,996	28,787
Maithan Alloys Ltd.	111	1,197
Malco Energy Ltd.(1)	74,025	8
Man Industries India Ltd.(1)	2,203	11,597
Man Infraconstruction Ltd.	446	542
Manali Petrochemicals Ltd.	1,002	632
Manappuram Finance Ltd.	42,074	144,164
Mangalam Cement Ltd.	267	2,327
Mankind Pharma Ltd.	2,710	67,749
Marico Ltd.	8,615	74,480
Marksans Pharma Ltd.	3,171	8,207
Maruti Suzuki India Ltd.	5,734	791,828
MAS Financial Services Ltd.	121	394
Max Financial Services Ltd.(1)	8,913	157,030
Max Healthcare Institute Ltd.	5,115	51,946
Mayur Uniquoters Ltd.	128	1,016

Medi Assist Healthcare Services Ltd.(1)	248	961
Medplus Health Services Ltd.(1)	12,812	120,644
Meghmani Organics Ltd.(1)	9,008	4,622
Metropolis Healthcare Ltd.	500	2,921
Minda Corp. Ltd.	8,740	57,423
Mishra Dhatu Nigam Ltd.	107	474
MM Forgings Ltd.	264	1,245
MOIL Ltd.	545	1,705
Mold-Tek Packaging Ltd.	38	281
Morepen Laboratories Ltd.	818	372
Motherson Sumi Wiring India Ltd.	113,622	46,574
Motilal Oswal Financial Services Ltd.	5,490	50,796
Mphasis Ltd.	8,120	194,451
MPS Ltd.	354	6,856
MRF Ltd.	106	137,649
Mrs Bectors Food Specialities Ltd.	3,545	6,404
MSP Steel & Power Ltd.(1)	13,616	6,118
MSTC Ltd.	4,128	19,129
Multi Commodity Exchange of India Ltd.	6,421	199,798
Muthoot Finance Ltd.	4,364	153,707
Narayana Hrudayalaya Ltd.	4,424	88,171
Natco Pharma Ltd.	11,093	118,558
National Aluminium Co. Ltd.	33,851	151,333
National Fertilizers Ltd.	8,947	7,155
Nava Ltd.	22,154	138,143
Navin Fluorine International Ltd.	1,792	134,343
Navkar Corp. Ltd.(1)	247	247
NBCC India Ltd.	101,420	107,167
NCC Ltd.	60,345	96,474
NDR Auto Components Ltd.	1,430	12,040
NELCO Ltd.	58	420
NESCO Ltd.	2,695	33,269
Nestle India Ltd.	11,357	169,833
Netweb Technologies India Ltd.	89	4,384
Network18 Media & Investments Ltd.(1)	64,405	21,151
Neuland Laboratories Ltd.	338	60,763
Newgen Software Technologies Ltd.	1,106	5,155
NHPC Ltd.	142,365	118,172
NIIT Learning Systems Ltd.	470	1,025
NIIT Ltd.	115	82
Nippon Life India Asset Management Ltd.	8,772	101,529
NLC India Ltd.	39,202	143,368
NMDC Ltd.	173,457	160,664
NMDC Steel Ltd.(1)	30,117	14,139
NOCIL Ltd.	8,851	15,650
Northern Arc Capital Ltd.(1)	12,885	38,182
NTPC Ltd.	203,919	830,248
Nuvama Wealth Management Ltd.	8,778	143,636
Nuvoco Vistas Corp. Ltd.(1)	2,585	9,496
Oberoi Realty Ltd.	4,228	75,952
Oil & Natural Gas Corp. Ltd.	158,043	441,615
Oil India Ltd.	47,312	237,169
One 97 Communications Ltd.(1)	3,313	39,027
Onesource Specialty Pharma Ltd.(1)	938	18,010
Oracle Financial Services Software Ltd.	1,358	142,660

Orient Cement Ltd.	1,398	2,082
Orient Electric Ltd.	5,128	10,167
Orient Green Power Co. Ltd.(1)	159,382	19,332
Orient Paper & Industries Ltd.(1)	1,390	266
Oriental Hotels Ltd.	148	149
Orissa Minerals Development Co. Ltd.(1)	2	86
Page Industries Ltd.	172	69,122
Paisalo Digital Ltd.	125,662	68,228
Pakka Ltd.(1)	62	60
Panama Petrochem Ltd.	491	1,698
Paradeep Phosphates Ltd.	45,556	60,356
Parag Milk Foods Ltd.	8,340	19,499
Paras Defence & Space Technologies Ltd.	20	172
Patel Engineering Ltd.(1)	4,081	1,181
PB Fintech Ltd.(1)	7,190	128,781
PC Jeweller Ltd.(1)	63,350	6,399
PCBL Chemical Ltd.	1,505	4,590
Pearl Global Industries Ltd.	625	10,863
Peninsula Land Ltd.(1)	950	171
Pennar Industries Ltd.(1)	6,374	10,942
Persistent Systems Ltd.	3,301	180,728
Petronet LNG Ltd.	78,916	225,113
Phoenix Mills Ltd.	5,159	96,157
PI Industries Ltd.	2,808	81,995
Pidilite Industries Ltd.	4,666	72,891
Piramal Finance Ltd.(1)	3,717	75,360
Piramal Pharma Ltd.	6,169	11,215
Pitti Engineering Ltd.	216	2,125
PIX Transmissions Ltd.	510	8,351
PNB Gilts Ltd.	380	315
PNB Housing Finance Ltd.	22,780	246,890
PNC Infratech Ltd.	8,590	18,521
Pokarna Ltd.	198	1,669
Poly Medicure Ltd.	73	1,037
Polycab India Ltd.	1,559	155,507
Polyplex Corp. Ltd.	1,270	12,392
Pondy Oxides & Chemicals Ltd.	2,573	34,779
Power Finance Corp. Ltd.	92,974	419,219
Power Grid Corp. of India Ltd.	185,998	568,747
Power Mech Projects Ltd.	668	17,553
Praj Industries Ltd.	179	665
Prakash Industries Ltd.	11,732	18,291
Prakash Pipes Ltd.	227	496
Precision Wires India Ltd.	14,690	64,969
Premier Explosives Ltd.	1,540	11,199
Prestige Estates Projects Ltd.	3,144	45,297
Pricol Ltd.	10,223	60,418
Prince Pipes & Fittings Ltd.	1,131	3,120
Prism Johnson Ltd.(1)	7,246	9,171
Privi Speciality Chemicals Ltd.	418	14,310
Protean eGov Technologies Ltd.	3,622	23,680
Prudent Corporate Advisory Services Ltd.	849	24,291
PTC India Ltd.	29,879	57,568
Punjab National Bank	63,602	70,989
Puravankara Ltd.(1)	355	818

Quess Corp. Ltd.	4,183	9,202
Quick Heal Technologies Ltd.(1)	24	47
Rail Vikas Nigam Ltd.	8,756	22,634
Railtel Corp. of India Ltd.	10,554	35,006
Rainbow Children's Medicare Ltd.	6,206	90,072
Rajesh Exports Ltd.(1)	2,857	3,558
Rallis India Ltd.	4,348	11,113
Ram Ratna Wires Ltd.	5,466	24,470
Ramco Cements Ltd.	6,069	55,651
Ramco Systems Ltd.(1)	2,949	14,093
Ramkrishna Forgings Ltd.	2,593	15,446
Ramky Infrastructure Ltd.(1)	1,251	5,889
Rane Holdings Ltd.	402	5,928
Rashtriya Chemicals & Fertilizers Ltd.	851	1,150
Ratnamani Metals & Tubes Ltd.	301	8,087
RattanIndia Power Ltd.(1)	7,720	801
Raymond Lifestyle Ltd.(1)	120	892
Raymond Ltd.(1)	3,800	21,602
Raymond Realty Ltd.(1)	603	3,562
RBL Bank Ltd.	30,324	110,152
REC Ltd.	102,547	364,356
Redington Ltd.	25,940	61,301
Redtape Ltd.	760	1,116
Refex Industries Ltd.	415	1,433
Relaxo Footwears Ltd.	20	73
Reliance Industrial Infrastructure Ltd.	8	63
Reliance Industries Ltd., GDR	37,880	2,118,684
Reliance Infrastructure Ltd.(1)	9,141	6,166
Reliance Power Ltd.(1)	117,129	34,035
Religare Enterprises Ltd.(1)	15,488	38,716
Repco Home Finance Ltd.	2,112	8,525
Rico Auto Industries Ltd.	889	1,113
RITES Ltd.	18,402	39,155
Rolex Rings Ltd.(1)	27,822	41,132
Rossari Biotech Ltd.	888	4,848
Roto Pumps Ltd.	618	364
RPG Life Sciences Ltd.	380	8,896
RR Kabel Ltd.	1,042	22,553
Rupa & Co. Ltd.	148	241
Salzer Electronics Ltd.	65	424
SAMHI Hotels Ltd.(1)	12,789	22,239
Sammaan Capital Ltd.(1)	21,812	40,666
Samvardhana Motherson International Ltd.	168,705	258,575
Sandhar Technologies Ltd.	290	2,058
Sandur Manganese & Iron Ores Ltd.	183	436
Sanghvi Movers Ltd.	2,881	11,034
Sanofi India Ltd.	352	11,474
Sansera Engineering Ltd.	3,570	107,397
Sapphire Foods India Ltd.(1)	7,082	13,476
Sarda Energy & Minerals Ltd.	5,248	28,270
Saregama India Ltd.	3,171	14,149
Satin Creditcare Network Ltd.(1)	9,518	21,808
Savita Oil Technologies Ltd.	48	220
SBFC Finance Ltd.(1)	58,526	58,130
SBI Cards & Payment Services Ltd.	6,283	41,283

SBI Life Insurance Co. Ltd.	3,917	75,455
Schneider Electric Infrastructure Ltd.(1)	269	3,705
SEAMEC Ltd.(1)	1,238	21,033
Senores Pharmaceuticals Ltd.(1)	2,054	24,217
SG Finserve Ltd.(1)	2,671	15,934
SH Kelkar & Co. Ltd.	627	876
Shaily Engineering Plastics Ltd.	130	4,083
Shakti Pumps India Ltd.	234	1,293
Shankara Building Products Ltd.	14	18
Shankara Buildpro Ltd.(1)	14	172
Sharda Cropchem Ltd.	1,194	11,359
Sharda Motor Industries Ltd.	1,872	16,613
Share India Securities Ltd.	10,882	15,810
Shilpa Medicare Ltd.	650	3,412
Shipping Corp. of India Ltd.	10,341	31,805
Shivalik Bimetal Controls Ltd.	27	210
Shree Cement Ltd.	341	90,747
Shriram Finance Ltd.	94,942	946,400
Shriram Pistons & Rings Ltd.	723	25,787
Shriram Properties Ltd.(1)	11,831	11,096
Shyam Metalics & Energy Ltd.	5,304	54,372
Siemens Energy India Ltd.	1,087	44,304
Siemens Ltd.(1)	1,598	64,631
Siyaram Silk Mills Ltd.	1,137	6,859
SJS Enterprises Ltd.	2,400	53,086
SJVN Ltd.	29,685	23,478
SKF India Industrial Ltd.(1)	1,538	35,000
SKF India Ltd.	1,538	26,533
Skipper Ltd.	493	2,849
SMC Global Securities Ltd.	1,774	1,149
SML Mahindra Ltd.	414	16,316
SMS Pharmaceuticals Ltd.	62	241
Snowman Logistics Ltd.	348	136
Sobha Ltd.	2,247	33,534
Solar Industries India Ltd.	490	94,104
Solara Active Pharma Sciences Ltd.(1)	2,309	12,941
Som Distilleries & Breweries Ltd.(1)	6,013	5,395
Somany Ceramics Ltd.	146	757
Sona Blw Precision Forgings Ltd.	2,157	13,777
Sonata Software Ltd.	379	1,060
South Indian Bank Ltd.	180,913	78,835
Southern Petrochemical Industries Corp. Ltd.	10,072	7,326
Spandana Sphoorty Financial Ltd.(1)	39	103
SPML Infra Ltd.(1)	5,497	12,011
SRF Ltd.	1,798	51,352
Star Cement Ltd.	9,619	22,058
Star Health & Allied Insurance Co. Ltd.(1)	2,044	11,356
State Bank of India, GDR	5,784	586,139
Sterling & Wilson Renewable(1)	10,957	21,652
Sterlite Technologies Ltd.(1)	7,925	44,741
STL Networks Ltd.(1)	290	93
Stove Kraft Ltd.	101	651
Strides Pharma Science Ltd.	5,349	62,566
Subros Ltd.	150	1,137
Sudarshan Chemical Industries Ltd.	1,512	14,928

Sula Vineyards Ltd.	429	710
Sumitomo Chemical India Ltd.	449	2,369
Sun Pharmaceutical Industries Ltd.	8,713	164,901
Sun TV Network Ltd.	10,031	52,965
Sundaram Finance Ltd.	3,551	156,609
Sundram Fasteners Ltd.	949	8,592
Sunflag Iron & Steel Co. Ltd.	3,823	15,033
Sunteck Realty Ltd.	205	616
Suprajit Engineering Ltd.	1,580	7,593
Supreme Industries Ltd.	1,438	53,705
Supreme Petrochem Ltd.	6,812	47,753
Supriya Lifescience Ltd.	4,901	49,935
Suraj Estate Developers Ltd.(1)	124	293
Surya Roshni Ltd.	5,743	14,221
Suryoday Small Finance Bank Ltd.(1)	516	887
Suzlon Energy Ltd.(1)	322,282	193,200
Swaraj Engines Ltd.	879	35,422
Swelect Energy Systems Ltd.	70	487
Symphony Ltd.	3,104	22,744
Syngene International Ltd.	4,899	22,784
TAJGVK Hotels & Resorts Ltd.	2,102	7,660
Talbros Automotive Components Ltd.	46	167
Talwandi Sabo Power Ltd.(1)	74,025	8
Tamilnad Mercantile Bank Ltd.	8,721	63,497
Tanla Platforms Ltd.	4,789	26,456
TARC Ltd.(1)	262	358
Tata Chemicals Ltd.	7,550	60,214
Tata Communications Ltd.	4,294	88,824
Tata Consultancy Services Ltd.	29,898	711,242
Tata Consumer Products Ltd.	3,649	45,266
Tata Elxsi Ltd.	2,325	105,123
Tata Investment Corp. Ltd.	4,820	34,985
Tata Motors Ltd./new(1)	46,994	187,608
Tata Motors Passenger Vehicles Ltd.	90,297	374,155
Tata Power Co. Ltd.	24,499	108,481
Tata Steel Ltd.	417,738	915,462
Tata Technologies Ltd.	16,082	119,558
TD Power Systems Ltd.	539	7,475
TeamLease Services Ltd.(1)	303	4,409
Tech Mahindra Ltd.	33,305	521,036
Techno Electric & Engineering Co. Ltd.	8,273	93,977
Technocraft Industries India Ltd.	300	7,772
Texmaco Infrastructure & Holdings Ltd.	112	114
Texmaco Rail & Engineering Ltd.	7,523	8,263
Thanga Mayil Jewellery Ltd.	405	17,919
Thermax Ltd.	1,866	97,957
Thirumalai Chemicals Ltd.(1)	620	1,340
Thyrocare Technologies Ltd.	4,224	22,495
Time Technoplast Ltd.	6,712	12,330
Timken India Ltd.	1,495	57,146
Tips Music Ltd.	1,557	10,868
Titan Co. Ltd.	2,523	108,131
Torrent Pharmaceuticals Ltd.	3,446	159,963
Torrent Power Ltd.	4,070	60,820
Tourism Finance Corp. of India Ltd.	23,595	18,138

Transformers & Rectifiers India Ltd.(1)	20,111	67,831
TransIndia Real Estate Ltd.(1)	390	105
Trent Ltd.	2,175	96,632
Trident Ltd.	221,023	55,897
Triveni Engineering & Industries Ltd.	2,696	10,684
Triveni Turbine Ltd.	2,786	21,762
TSF Investments Ltd.	2,118	9,111
TTK Prestige Ltd.	78	443
Tube Investments of India Ltd.	631	20,855
TVS Motor Co. Ltd.	4,521	159,651
TVS Motor Co. Ltd., Preference Shares(1)	17,840	1,944
TVS Supply Chain Solutions Ltd.(1)	6,609	8,150
Uflex Ltd.	1,039	4,636
Ugro Capital Ltd.(1)	763	785
Ujjivan Small Finance Bank Ltd.(1)	97,265	55,705
UltraTech Cement Ltd.	1,092	131,922
Union Bank of India Ltd.	53,367	94,278
Unitech Ltd.(1)	2,523	131
United Spirits Ltd.	8,785	117,391
Universal Cables Ltd.	988	11,814
UNO Minda Ltd.	4,284	49,650
UPL Ltd.	20,720	140,587
Usha Martin Ltd.	3,772	20,087
UTI Asset Management Co. Ltd.	4,014	39,742
Utkarsh Small Finance Bank Ltd.(1)	7,836	1,092
VA Tech Wabag Ltd.	254	4,083
Vadilal Industries Ltd.	526	26,804
Vaibhav Global Ltd.	46	108
Valor Estate Ltd.(1)	4,994	6,309
Vardhman Textiles Ltd.	18,193	110,407
Varroc Engineering Ltd.	4,400	26,177
Varun Beverages Ltd.	29,348	162,987
Vascon Engineers Ltd.(1)	223	80
Vedant Fashions Ltd.	654	2,810
Vedanta Aluminium Metal Ltd.(1)	74,025	377,216
Vedanta Iron & Steel Ltd.(1)	74,025	8
Vedanta Ltd.	74,025	274,719
Veedol Corp. Ltd.	14	212
Venky's India Ltd.	20	306
Vesuvius India Ltd.	36	177
V-Guard Industries Ltd.	17,315	55,854
Vijaya Diagnostic Centre Ltd.	4,098	56,406
Vinati Organics Ltd.	244	3,341
Vindhya Telelinks Ltd.	15	349
VIP Industries Ltd.(1)	4,900	15,437
Vishnu Chemicals Ltd.	120	731
V-Mart Retail Ltd.(1)	1,508	10,580
Vodafone Idea Ltd.(1)	264,177	38,909
Voltamp Transformers Ltd.	627	62,687
Voltas Ltd.	971	12,728
VRL Logistics Ltd.	5,954	14,643
VST Tillers Tractors Ltd.	9	435
Waaree Renewable Technologies Ltd.(1)	204	2,089
Welspun Corp. Ltd.	6,918	100,161
Welspun Enterprises Ltd.	6,790	36,948

Welspun Living Ltd.	1,394	2,022
West Coast Paper Mills Ltd.	3,475	18,129
Westlife Foodworld Ltd.	1,504	7,118
Wheels India Ltd.	142	2,353
Whirlpool of India Ltd.	593	5,134
Windlas Biotech Ltd.	35	307
Wipro Ltd., ADR(2)	113,852	268,691
Wockhardt Ltd.(1)	1,196	25,568
Wonderla Holidays Ltd.	125	624
Xchanging Solutions Ltd.	85	58
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	110	922
Yes Bank Ltd.(1)	314,314	76,575
Yuken India Ltd.	93	681
Zee Entertainment Enterprises Ltd.	57,124	55,943
Zen Technologies Ltd.	58	1,017
Zensar Technologies Ltd.	6,831	35,577
ZF Commercial Vehicle Control Systems India Ltd.	12	1,853
Zuari Industries Ltd.	46	123
Zydus Lifesciences Ltd.	14,369	162,843
		60,789,056
Indonesia — 1.3%
ABM Investama Tbk. PT	108,800	14,613
Adaro Andalan Indonesia PT	300,884	141,728
Alam Sutera Realty Tbk. PT(1)	1,951,800	12,662
Alamtri Minerals Indonesia Tbk. PT	736,200	62,941
Alamtri Resources Indonesia Tbk. PT	1,345,100	173,070
Amman Mineral Internasional PT(1)	164,100	30,330
Aneka Tambang Tbk. PT	731,800	119,121
Aspirasi Hidup Indonesia Tbk. PT	668,100	13,007
Astra International Tbk. PT	1,288,700	360,984
Astra Otoparts Tbk. PT	208,200	29,476
Bank BTPN Syariah Tbk. PT	361,600	18,832
Bank Central Asia Tbk. PT	904,600	289,059
Bank Jago Tbk. PT(1)	16,800	1,111
Bank Mandiri Persero Tbk. PT	1,682,600	384,215
Bank Negara Indonesia Persero Tbk. PT	762,200	157,735
Bank Pan Indonesia Tbk. PT	346,600	18,347
Bank Rakyat Indonesia Persero Tbk. PT	2,154,900	356,043
Bank Tabungan Negara Persero Tbk. PT(1)	505,200	35,906
Barito Pacific Tbk. PT(1)	584,422	63,368
BFI Finance Indonesia Tbk. PT	741,200	28,616
Bukalapak.com Tbk. PT(1)	5,438,800	37,103
Bukit Asam Persero Tbk. PT	420,100	65,376
Buma Internasional Grup Tbk. PT(1)	1,172,800	13,657
Bumi Resources Minerals Tbk. PT(1)	3,648,100	121,384
Bumi Resources Tbk. PT(1)	4,358,700	40,957
Bumi Serpong Damai Tbk. PT(1)	648,600	22,875
Chandra Asri Pacific Tbk. PT	80,700	8,092
Charoen Pokphand Indonesia Tbk. PT	443,200	105,871
Ciputra Development Tbk. PT	785,200	28,359
Cisarua Mountain Dairy Tbk. PT	90,900	24,590
Darma Henwa Tbk. PT(1)	3,389,800	63,310
Dharma Satya Nusantara Tbk. PT	1,264,700	84,241
Elang Mahkota Teknologi Tbk. PT	736,200	25,352
Erajaya Swasembada Tbk. PT	1,258,600	26,326

ESSA Industries Indonesia Tbk. PT(1)	1,116,900	41,829
Gajah Tunggal Tbk. PT	475,100	32,307
Global Mediacom Tbk. PT(1)	162,500	1,137
Harum Energy Tbk. PT(1)	277,600	12,284
Indah Kiat Pulp & Paper Tbk. PT	179,500	77,012
Indika Energy Tbk. PT(1)	257,100	32,824
Indo Tambangraya Megah Tbk. PT	40,900	50,555
Indocement Tunggal Prakarsa Tbk. PT	162,400	44,503
Indofood CBP Sukses Makmur Tbk. PT	33,400	13,281
Indofood Sukses Makmur Tbk. PT	61,600	23,877
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	533,400	11,477
Japfa Comfeed Indonesia Tbk. PT	731,900	100,423
Jasa Marga Persero Tbk. PT(1)	155,800	26,247
Kalbe Farma Tbk. PT	449,400	19,371
Kawasan Industri Jababeka Tbk. PT	2,385,200	16,560
Map Aktif Adiperkasa PT	1,217,800	43,661
Mark Dynamics Indonesia Tbk. PT	32,100	1,428
Medco Energi Internasional Tbk. PT	820,300	55,315
Media Nusantara Citra Tbk. PT(1)	883,600	10,486
Medikaloka Hermina Tbk. PT	656,600	34,705
Merdeka Copper Gold Tbk. PT(1)	128,400	18,623
Midi Utama Indonesia Tbk. PT	196,900	3,020
Mitra Adiperkasa Tbk. PT	1,195,000	99,964
Mitra Keluarga Karyasehat Tbk. PT	125,500	11,365
Mitra Pinasthika Mustika Tbk. PT	50,800	3,225
Pabrik Kertas Tjiwi Kimia Tbk. PT	130,500	40,627
Pakuwon Jati Tbk. PT	1,708,600	27,718
Panin Financial Tbk. PT(1)	1,212,000	16,134
Perusahaan Gas Negara Persero Tbk. PT	521,100	53,246
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	483,800	34,967
Petrindo Jaya Kreasi Tbk. PT(1)	32,000	1,128
Petrosea Tbk. PT(1)	299,900	78,336
PP Persero Tbk. PT(1)	787,600	8,920
Rukun Raharja Tbk. PT	148,700	31,059
Sarana Menara Nusantara Tbk. PT	1,184,300	25,167
Semen Indonesia Persero Tbk. PT	340,200	32,199
Siloam International Hospitals Tbk. PT(1)	266,300	35,213
Sumber Alfaria Trijaya Tbk. PT	849,000	54,602
Surya Semesta Internusa Tbk. PT	226,900	21,249
Telkom Indonesia Persero Tbk. PT, ADR	29,642	486,722
Tempo Scan Pacific Tbk. PT	177,100	23,485
Timah Tbk. PT	337,900	60,792
Transcoal Pacific Tbk. PT	700	425
Triputra Agro Persada PT	802,900	68,209
Unilever Indonesia Tbk. PT	369,800	35,382
United Tractors Tbk. PT	133,400	171,179
Vale Indonesia Tbk. PT(1)	128,700	34,022
XLSMART Telecom Sejahtera Tbk. PT	549,100	87,000
		5,191,917
Kuwait — 0.8%
A'ayan Leasing & Investment Co. KSCP	95,118	84,841
A'ayan Real Estate Co. SAK	46,554	24,966
Agility Public Warehousing Co. KSCC	235,196	101,379
Al Ahli Bank of Kuwait KSCP	156,430	140,001
Al Mazaya Holding Co. KSCP(1)	82,864	20,521

Ali Alghanim Sons Automotive Co. KSCC	5,443	17,694
Beyout Holding Co. KPSC	23,416	26,580
Boubyan Bank KSCP	9,380	19,849
Boubyan Petrochemicals Co. KSCP	53,075	112,946
Boursa Kuwait Securities Co. KPSC	2,313	22,960
Burgan Bank SAK	117,403	74,322
Combined Group Contracting Co. SAK	18,450	56,672
Commercial Real Estate Co. KSC	48,900	27,773
Digitus Group for Digital Infrastructure Data Centers & Communications KSCP(1)	1,749	10,016
Gulf Bank KSCP	18,488	20,921
Gulf Cables & Electrical Industries Group Co. KSCP	2,497	16,666
Heavy Engineering & Ship Building Co. KSCP	4,071	9,536
Humansoft Holding Co. KSC	7,325	56,328
Kuwait Finance House KSCP	296,555	747,286
Kuwait International Bank KSCP	113,170	97,620
Kuwait Telecommunications Co.	38,826	82,819
Mabanee Co. KPSC	14,834	47,198
Mezzan Holding Co. KSCC	2,925	11,077
Mobile Telecommunications Co. KSCP	184,542	356,158
National Bank of Kuwait SAKP	230,783	634,103
National Cleaning Co. SAK(1)	12,838	11,304
National Industries Co. KSC	1,817	1,617
National Industries Group Holding SAK	45,437	34,691
National Investments Co. KSCP	53,314	44,615
National Real Estate Co. KPSC(1)	58,049	20,111
Noor Financial Investment Co. KSC	8,297	10,951
Salhia Real Estate Co. KSCP	63,237	79,123
United Real Estate Co. SAKP(1)	30,743	26,754
Warba Bank KSCP	41,502	37,377
		3,086,775
Malaysia — 1.6%
Aeon Co. M Bhd.	40,400	10,795
AFFIN Bank Bhd.	25,538	15,332
Alliance Bank Malaysia Bhd.	60,229	70,948
AMMB Holdings Bhd.	127,800	208,767
Axiata Group Bhd.(2)	166,200	83,817
Bank Islam Malaysia Bhd.	23,400	12,981
Berjaya Corp. Bhd.(1)	205,500	12,720
Bumi Armada Bhd.	336,500	27,602
Bursa Malaysia Bhd.	5,700	12,647
Cahya Mata Sarawak Bhd.	78,800	22,446
Carlsberg Brewery Malaysia Bhd.	3,300	14,299
CCK Consolidated Holdings Bhd.	5,300	1,602
CELCOMDIGI Bhd.	103,300	79,496
CIMB Group Holdings Bhd.	384,900	725,793
CTOS Digital Bhd.	47,200	7,322
Dayang Enterprise Holdings Bhd.	37,800	17,153
Dialog Group Bhd.	6,200	3,113
Dufu Technology Corp. Bhd.	2,400	1,220
DXN Holdings Bhd.	7,500	851
Eastern & Oriental Bhd.	14,100	2,809
Eco World Development Group Bhd.	29,300	15,823
Econpile Holdings Bhd.(1)	1,000	37
EG Industries Bhd.	66,800	28,862
Ekovest Bhd.(1)	328,300	17,383

Farm Fresh Bhd.	26,900	15,657
Fraser & Neave Holdings Bhd.	4,100	29,271
Frontken Corp. Bhd.	29,500	36,462
Gamuda Bhd.	91,363	96,840
Gas Malaysia Bhd.	28,100	38,703
Genting Bhd.	116,300	68,066
Greatech Technology Bhd.(1)	2,800	1,900
Guan Chong Bhd.	47,300	11,332
Hartalega Holdings Bhd.	122,200	38,877
Heineken Malaysia Bhd.	5,700	29,453
Hengyuan Refining Co. Bhd.(1)	49,400	15,559
Hiap Teck Venture Bhd.	14,000	1,006
Hibiscus Petroleum Bhd.	108,900	55,792
Hong Leong Bank Bhd.	18,600	97,917
Hup Seng Industries Bhd.	3,700	919
IHH Healthcare Bhd.	23,800	54,098
IJM Corp. Bhd.	91,700	52,282
Inari Amertron Bhd.	100	59
IOI Corp. Bhd.	36,700	36,935
IOI Properties Group Bhd.	105,700	111,979
Iskandar Waterfront City Bhd.(1)	14,500	807
ITMAX SYSTEM Bhd.	2,000	2,496
Jaya Tiasa Holdings Bhd.	52,500	14,292
Johor Plantations Group Bhd.	145,700	59,885
Kelington Group Bhd.	35,100	67,570
Kossan Rubber Industries Bhd.	128,000	40,729
KPJ Healthcare Bhd.	59,900	48,497
KSL Holdings Bhd.	6,400	5,000
Kuala Lumpur Kepong Bhd.	32,300	165,638
LBS Bina Group Bhd.	14,600	1,639
Mah Sing Group Bhd.	199,900	49,906
Malakoff Corp. Bhd.	97,100	22,647
Malayan Banking Bhd.	193,100	518,211
Malayan Cement Bhd.	8,400	13,855
Malayan Flour Mills Bhd.	16,900	2,452
Malaysian Pacific Industries Bhd.	6,700	82,915
Malaysian Resources Corp. Bhd.	131,400	10,773
Matrix Concepts Holdings Bhd.	43,350	13,673
Maxis Bhd.	47,400	44,366
MBSB Bhd.	80,100	13,342
Mega First Corp. Bhd.	29,900	23,686
Mi Technovation Bhd.	400	486
MISC Bhd.	39,300	80,728
Mr. DIY Group M Bhd.	127,700	50,860
Naim Holdings Bhd.(1)	2,800	501
Nationgate Holdings Bhd.	100	22
Nestle Malaysia Bhd.	900	20,645
OSK Holdings Bhd.	50,550	25,504
PA Resources Bhd.	2,100	72
Pecca Group Bhd.	34,200	12,337
Pentamaster Corp. Bhd.(1)	2,400	2,761
Perak Transit Bhd.	74,600	3,768
Perdana Petroleum Bhd.(1)	4,200	201
Petronas Chemicals Group Bhd.	1,200	1,578
Petronas Dagangan Bhd.(2)	14,000	62,633

Petronas Gas Bhd.	17,100	73,747
PPB Group Bhd.	17,500	43,652
Press Metal Aluminium Holdings Bhd.	61,600	139,668
Public Bank Bhd.	408,600	485,435
QL Resources Bhd.	35,450	32,212
Ranhill Utilities Bhd.(1)	9,919	5,133
RGB International Bhd.	19,800	973
RHB Bank Bhd.	63,100	130,663
SD Guthrie Bhd.	27,600	40,425
Sime Darby Bhd.	287,200	150,525
Sime Darby Property Bhd.	243,300	91,371
SKP Resources Bhd.	21,400	1,915
SNS Network Technology Bhd.	83,300	11,055
Southern Cable Group Bhd.	42,500	22,213
SP Setia Bhd. Group	171,800	43,331
Sunway Bhd.	30,000	40,833
Sunway Construction Group Bhd.	30,900	58,361
Sunway Healthcare Holdings Bhd., Class B(1)	2,990	1,335
Supermax Corp. Bhd.(1)	64,080	5,102
Ta Ann Holdings Bhd.	23,400	31,070
Tanco Holdings Bhd.(1)	52,400	23,125
Telekom Malaysia Bhd.	47,100	87,925
Tenaga Nasional Bhd.	205,100	738,717
TH Plantations Bhd.	1,700	242
TIME dotCom Bhd.	60,900	92,638
Top Glove Corp. Bhd.	318,500	64,724
TSH Resources Bhd.	43,000	11,718
UEM Sunrise Bhd.	7,400	1,055
Unisem M Bhd.	2,200	2,945
United Plantations Bhd.	8,550	67,085
Velesto Energy Bhd.	961,400	73,822
ViTrox Corp. Bhd.	12,300	21,015
VS Industry Bhd.	116,121	6,006
VSTECS Bhd.	3,100	4,812
WCT Holdings Bhd.(1)	79,100	8,585
YTL Corp. Bhd.	26,200	13,546
YTL Power International Bhd.	81,700	85,735
Zetrix Ai Bhd.	626,388	127,209
		6,491,323
Mexico — 2.6%
Alpek SAB de CV(1)	156,396	112,852
Alsea SAB de CV	27,369	83,968
America Movil SAB de CV, ADR	30,487	773,760
Arca Continental SAB de CV	5,071	65,809
Banco del Bajio SA	115,601	374,535
Bolsa Mexicana de Valores SAB de CV	1,567	3,311
Cemex SAB de CV, ADR	51,139	669,409
Coca-Cola Femsa SAB de CV	24,009	259,076
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	12,102	94,638
Corp. Inmobiliaria Vesta SAB de CV	73,590	257,737
Fomento Economico Mexicano SAB de CV, ADR	2,587	307,931
GCC SAB de CV	30,602	370,712
Genomma Lab Internacional SAB de CV, Class B(2)	125,098	115,162
Gentera SAB de CV	192,064	474,815
Gruma SAB de CV, B Shares(2)	17,126	287,844

Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,333	234,046
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,250	295,375
Grupo Aeroportuario del Sureste SAB de CV, ADR	615	182,286
Grupo Bimbo SAB de CV, Series A	29,831	102,706
Grupo Carso SAB de CV, Series A1(2)	10,255	80,670
Grupo Comercial Chedraui SA de CV(2)	24,250	137,077
Grupo Financiero Banorte SAB de CV, Class O	124,865	1,300,938
Grupo Financiero Inbursa SAB de CV, Class O	80,494	200,573
Grupo Mexico SAB de CV, Series B	51,443	635,849
Grupo Televisa SAB, ADR(1)	66,669	177,339
Grupo Traxion SAB de CV(1)	33,591	20,325
Industrias Penoles SAB de CV	18,528	1,079,384
Kimberly-Clark de Mexico SAB de CV, A Shares	68,506	151,735
La Comer SAB de CV	19,150	42,471
Megacable Holdings SAB de CV	192,771	657,358
Nemak SAB de CV(1)	104,531	21,284
Promotora y Operadora de Infraestructura SAB de CV	9,041	145,573
Qualitas Controladora SAB de CV	22,801	230,022
Regional SAB de CV	30,640	237,581
Sigma Foods SAB de CV, Class A	322,543	308,087
Wal-Mart de Mexico SAB de CV	79,019	239,195
		10,731,433
Peru — 0.6%
Cia de Minas Buenaventura SAA, ADR	31,937	1,178,156
Credicorp Ltd.	2,017	691,085
Intercorp Financial Services, Inc.	492	24,344
Southern Copper Corp.	2,067	395,509
		2,289,094
Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	78,300	40,406
ACEN Corp.	185,000	9,915
Alliance Global Group, Inc.	96,900	13,129
Apex Mining Co., Inc.	377,400	101,484
Ayala Corp.	11,250	79,702
Ayala Land, Inc.	193,200	45,699
Bank of the Philippine Islands	43,830	66,737
BDO Unibank, Inc.	137,499	254,420
Century Pacific Food, Inc.	5,500	2,339
Converge Information & Communications Technology Solutions, Inc.	166,200	29,658
DigiPlus Interactive Corp.	109,470	18,648
DMCI Holdings, Inc.	104,400	15,421
GT Capital Holdings, Inc.	4,950	38,554
International Container Terminal Services, Inc.	30,990	378,651
JG Summit Holdings, Inc.	178,400	80,835
Jollibee Foods Corp.	8,430	17,366
Manila Electric Co.	7,920	73,334
Manila Water Co., Inc.	163,500	103,591
Maynilad Water Services, Inc.	144,400	52,704
Megaworld Corp.	563,000	19,002
Metropolitan Bank & Trust Co.	96,200	99,107
PLDT, Inc., ADR(2)	5,491	99,881
Puregold Price Club, Inc.	82,200	60,023
Semirara Mining & Power Corp.	56,400	23,803
SM Investments Corp.	2,610	24,326
SM Prime Holdings, Inc.	76,900	22,973
Universal Robina Corp.	59,950	60,216
		1,831,924

Poland — 1.8%
Alior Bank SA	11,406	396,232
Allegro.eu SA(1)	16,827	161,112
Asseco Poland SA	1,721	93,655
Bank Handlowy w Warszawie SA	4,006	139,256
Bank Millennium SA(1)	65,338	357,968
Bank Polska Kasa Opieki SA(1)	9,208	614,683
Benefit Systems SA(1)	163	197,783
Budimex SA	881	169,674
CD Projekt SA	665	42,599
Cyfrowy Polsat SA(1)(2)	5,685	25,337
Diagnostyka SA	2,270	111,336
Dino Polska SA(1)	24,985	212,309
Enea SA	27,230	158,684
Erste Bank Polska SA	737	124,876
Eurocash SA(1)	5,759	8,419
Grupa Azoty SA(1)	98	623
Grupa Kety SA	1,208	402,001
Jastrzebska Spolka Weglowa SA(1)(2)	4,028	31,148
KGHM Polska Miedz SA(1)	5,759	554,328
KRUK SA	574	64,909
LPP SA	14	86,957
mBank SA(1)	347	123,024
Modivo SA(1)(2)	2,253	49,330
Orange Polska SA	124,538	557,658
ORLEN SA	30,328	1,185,373
Pepco Group NV	18,985	175,587
PGE Polska Grupa Energetyczna SA(1)	41,379	120,573
Powszechna Kasa Oszczednosci Bank Polski SA	20,365	578,015
Powszechny Zaklad Ubezpieczen SA	15,207	270,052
Tauron Polska Energia SA(1)	38,752	100,650
XTB SA	418	11,938
Zabka Group SA(1)	20,261	142,660
		7,268,749
Qatar — 0.7%
Al Khaleej Takaful Group QSC	29,037	24,783
Barwa Real Estate Co.	71,428	48,398
Commercial Bank PSQC	176,888	204,089
Doha Bank QPSC	248,325	178,985
Dukhan Bank	71,933	68,343
Estithmar Holding QPSC(1)	20,106	23,664
Industries Qatar QSC	14,425	48,608
Mannai Corp. QSC	17,872	26,141
Mazaya Real Estate Development QPSC(1)	62,994	9,901
Medicare Group	14,555	22,059
Meeza QSTP LLC	21,751	20,367
Mesaieed Petrochemical Holding Co.	333,834	112,298
Ooredoo QPSC	48,043	176,652
Qatar Fuel QSC	29,652	114,328
Qatar Gas Transport Co. Ltd.	29,808	35,555
Qatar International Islamic Bank QSC	13,776	41,563
Qatar Islamic Bank QPSC	40,331	252,789
Qatar Islamic Insurance Group	4,782	11,159
Qatar National Bank QPSC	176,147	862,386
Qatar Navigation QSC	73,906	209,203

United Development Co. QSC	300,562	70,934
Vodafone Qatar PQSC	154,791	114,479
		2,676,684
Saudi Arabia — 3.0%
Abdullah Al Othaim Markets Co.	15,659	24,729
ACWA Power Co.(1)	427	20,928
Ades Holding Co.	30,760	161,745
AFG International Co.(1)	1,894	6,901
Al Babtain Power & Telecommunication Co.	4,400	76,801
Al Khaleej Training & Education Co.(1)	2,069	8,640
Al Majed for Oud Co.	1,128	41,147
Al Moammar Information Systems Co.	1,414	70,943
Al Rajhi Bank	57,747	1,021,180
Alamar Foods	893	9,657
Al-Dawaa Medical Services Co.	1,220	15,990
Aldrees Petroleum & Transport Services Co.	2,127	64,881
Alinma Bank	120,534	776,153
Almarai Co. JSC	18,258	223,663
Almawarid Manpower Co.	846	20,316
Almunajem Foods Co.	2,704	44,984
Alujain Corp.	1,320	10,194
Arab National Bank	65,876	370,170
Arabian Cement Co.	5,411	33,017
Arabian Centres Co.	16,677	74,169
Arabian Drilling Co.(1)	2,985	69,450
Arabian Internet & Communications Services Co.	1,048	59,385
Arabian Pipes Co.	22,326	41,535
Astra Industrial Group Co.	3,189	111,758
Ayyan Investment Co.(1)	2,902	8,421
BAAN Holding Group Co.(1)	20,065	9,967
Bank AlBilad	24,664	161,477
Bank Al-Jazira	62,213	188,988
Banque Saudi Fransi	80,344	411,407
Bupa Arabia for Cooperative Insurance Co.	1,031	47,737
City Cement Co.	6,133	19,701
Co. for Cooperative Insurance(1)	5,313	195,927
Dallah Healthcare Co.	530	15,486
Dar Al Arkan Real Estate Development Co.(1)	22,559	100,128
Derayah Financial Co.	2,618	16,336
Dr. Sulaiman Al Habib Medical Services Group Co.	1,817	105,329
Eastern Province Cement Co.	4,260	27,732
Electrical Industries Co.	22,916	96,808
Elm Co.	374	68,742
Etihad Etisalat Co.	34,363	586,101
Fourth Milling Co.	37,370	41,061
Gulf Insurance Group	2,683	19,680
Jabal Omar Development Co.(1)	23,299	96,201
Jarir Marketing Co.	52,673	219,493
Leejam Sports Co. JSC	615	13,261
Lumi Rental Co.(1)	1,116	10,189
Maharah Human Resources Co.	11,373	20,341
Makkah Construction & Development Co.(1)	555	13,294
Middle East Healthcare Co.	1,792	16,247
Mobile Telecommunications Co. Saudi Arabia(1)	56,577	164,646
Mouwasat Medical Services Co.	5,096	90,458

Nahdi Medical Co.	2,656	69,109
National Agriculture Development Co.(1)	6,127	27,247
Rasan Information Technology Co.(1)	1,176	47,934
Retal Urban Development Co.	16,357	51,939
Riyad Bank	99,513	535,021
SAL Saudi Logistics Services	3,523	159,720
Saudi Arabian Mining Co.(1)	19,746	331,986
Saudi Arabian Oil Co.	212,322	1,547,423
Saudi Automotive Services Co.(1)	1,315	16,021
Saudi Awwal Bank	66,346	598,601
Saudi Cement Co.	4,098	34,820
Saudi Ceramic Co.	1,337	9,754
Saudi Chemical Co. Holding	30,193	68,595
Saudi Energy Co.	56,933	257,123
Saudi Ground Services Co.	1,792	15,285
Saudi Investment Bank	58,352	209,094
Saudi Kayan Petrochemical Co.(1)	32,026	48,366
Saudi Manpower Solutions Co.	15,766	24,785
Saudi National Bank	83,069	883,785
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,889	75,366
Saudi Real Estate Co.(1)	11,892	51,291
Saudi Steel Pipe Co.	3,738	54,540
Saudi Tadawul Group Holding Co.	485	17,566
Saudi Telecom Co.	53,157	621,622
Saudia Dairy & Foodstuff Co.	252	14,775
Savola Group	19,887	150,249
Seera Group Holding(1)	10,627	59,403
SHL Finance Co.(1)	3,783	15,468
Specialized Medical Co.	3,015	13,552
Sustained Infrastructure Holding Co.	5,993	54,666
Theeb Rent A Car Co.	1,507	10,216
United Electronics Co.	2,329	49,196
United International Transportation Co.	5,030	43,501
Yanbu Cement Co.	5,838	25,397
Yanbu National Petrochemical Co.	8,765	77,897
		12,394,807
South Africa — 4.8%
Absa Group Ltd.	58,716	855,842
AECI Ltd.	14,805	112,790
African Rainbow Minerals Ltd.	10,039	131,669
Anglogold Ashanti PLC	2,677	256,112
Aspen Pharmacare Holdings Ltd.	25,002	222,449
Astral Foods Ltd.	2,728	41,650
AVI Ltd.	33,069	192,485
Bid Corp. Ltd.	7,783	195,451
Bidvest Group Ltd.	9,706	139,196
Capitec Bank Holdings Ltd.	2,123	585,236
Clicks Group Ltd.	13,152	190,235
Coronation Fund Managers Ltd.	30,825	80,926
DataTec Ltd.	46,596	219,099
Dis-Chem Pharmacies Ltd.(2)	41,240	88,773
Discovery Ltd.	25,431	435,161
DRDGOLD Ltd.	73,036	192,626
E Media Holdings Ltd.	3,233	409
Exxaro Resources Ltd.	32,169	429,707

Famous Brands Ltd.	3,856	12,350
FirstRand Ltd.	153,081	871,235
Fortress Real Estate Investments Ltd., Class B	144,400	212,600
Foschini Group Ltd.(2)	41,588	146,298
Gold Fields Ltd., ADR	33,910	1,351,653
Grindrod Ltd.	47,228	76,067
Harmony Gold Mining Co. Ltd., ADR	21,387	390,740
Impala Platinum Holdings Ltd.	76,988	1,097,114
Investec Ltd.	7,202	61,106
Kumba Iron Ore Ltd.	1,442	28,895
Life Healthcare Group Holdings Ltd.	54,092	35,613
Momentum Group Ltd.	117,645	262,121
Motus Holdings Ltd.	20,002	126,361
Mr. Price Group Ltd.(2)	15,725	151,413
MTN Group Ltd.	114,394	1,526,554
Naspers Ltd., N Shares	2,246	117,976
Nedbank Group Ltd.	32,739	523,644
NEPI Rockcastle NV(1)	51,612	451,716
Netcare Ltd.	147,170	160,311
Ninety One Ltd.	44,322	129,588
Northam Platinum Holdings Ltd.	20,721	403,216
Old Mutual Ltd.	514,897	408,035
Omnia Holdings Ltd.	32,801	205,247
OUTsurance Group Ltd.	31,142	136,256
Pepkor Holdings Ltd.	36,411	48,362
Pick n Pay Stores Ltd.(1)(2)	24,201	27,773
PPC Ltd.	269,356	116,075
Raubex Group Ltd.	2,182	6,954
Reinet Investments SCA	15,479	466,005
Remgro Ltd.	7,727	90,458
Sanlam Ltd.	73,786	390,702
Santam Ltd.	2,045	47,067
Sappi Ltd.(1)(2)	68,320	51,868
Sasol Ltd., ADR(1)(2)	57,224	707,861
Shoprite Holdings Ltd.	19,087	335,361
Sibanye Stillwater Ltd., ADR	95,895	1,144,027
SPAR Group Ltd.(1)(2)	15,927	48,017
Standard Bank Group Ltd.	68,395	1,322,596
Sun International Ltd.	15,798	47,620
Super Group Ltd.	62,098	64,421
Telkom SA SOC Ltd.	76,016	291,462
Thungela Resources Ltd.(2)	10,720	95,971
Tiger Brands Ltd.	16,739	287,103
Truworths International Ltd.	30,827	94,871
Valterra Platinum Ltd.	1,403	115,851
Vodacom Group Ltd.	29,404	275,889
We Buy Cars Holdings Ltd.	937	2,029
Wilson Bayly Holmes-Ovcon Ltd.	900	9,237
Woolworths Holdings Ltd.	9,196	27,873
		19,371,378
South Korea — 27.1%
ABLBio, Inc.(1)	212	15,729
Able C&C Co. Ltd.	3,150	25,764
Aekyung Chemical Co. Ltd.	51	434
Aekyung Industrial Co. Ltd.	137	1,288

Agabang & Co.(1)	50	159
Ahnlab, Inc.	19	770
Alteogen, Inc.(1)	310	75,827
Amorepacific Corp.	655	49,972
Amorepacific Holdings Corp.	796	12,074
Ananti, Inc.(1)	548	1,820
APR Corp.	405	106,165
Asiana Airlines, Inc.(1)	1,844	8,951
BGF retail Co. Ltd.	573	47,042
BH Co. Ltd.	1,252	25,552
BHI Co. Ltd.(1)	1,753	85,116
Binggrae Co. Ltd.	364	17,542
BNK Financial Group, Inc.	22,862	255,362
Boryung	199	1,191
C&C International Co. Ltd.(1)	14	188
Cafe24 Corp.(1)	469	6,455
Celltrion Pharm, Inc.	314	9,935
Celltrion, Inc.	1,041	133,131
Cheil Worldwide, Inc.	3,563	43,602
Cheryong Electric Co. Ltd.	362	14,262
Chong Kun Dang Pharmaceutical Corp.	240	12,629
CJ CGV Co. Ltd.(1)	3,532	10,689
CJ CheilJedang Corp.	572	76,625
CJ Corp.	1,254	134,736
CJ ENM Co. Ltd.(1)	1,346	35,292
CJ Logistics Corp.	1,429	81,047
Classys, Inc.	357	10,605
Com2uSCorp	10	176
Cosmax, Inc.	205	23,630
CosmoAM&T Co. Ltd.(1)	32	1,111
Coway Co. Ltd.	2,003	119,461
CS Wind Corp.(1)	5,941	187,363
Daeduck Electronics Co. Ltd.	911	115,686
Daehan Shipbuilding Co. Ltd.	1,885	79,073
Daesang Corp.	947	12,063
Daewoo Engineering & Construction Co. Ltd.(1)	4,481	77,837
Daewoong Co. Ltd.	648	8,101
Daewoong Pharmaceutical Co. Ltd.	131	11,362
Daishin Securities Co. Ltd.(1)	3,324	67,720
Daou Data Corp.	23	308
Daou Technology, Inc.	2,639	69,367
DB HiTek Co. Ltd.	4,499	554,422
DB Insurance Co. Ltd.	1,891	179,379
DB Securities Co. Ltd.	1,695	12,383
Dentium Co. Ltd.	25	774
Devsisters Co. Ltd.(1)	4	43
DI Dong Il Corp.	437	7,167
DL E&C Co. Ltd.	1,215	61,473
DL Holdings Co. Ltd.(1)	786	28,271
DN Automotive Corp.	25	740
Dong-A Socio Holdings Co. Ltd.	121	7,250
Dong-A ST Co. Ltd.	7	186
Dongjin Semichem Co. Ltd.	1,772	64,548
DongKook Pharmaceutical Co. Ltd.	58	756
Dongkuk Steel Mill Co. Ltd.	411	2,997

Dongsuh Cos., Inc.	654	10,640
Dongwha Enterprise Co. Ltd.(1)	30	177
Dongwon Industries Co. Ltd.	83	1,953
Dongwon Systems Corp.	48	699
Doosan Bobcat, Inc.	4,760	203,635
Doosan Co. Ltd.	51	66,919
Doosan Enerbility Co. Ltd.(1)	7,400	519,025
Doosan Fuel Cell Co. Ltd.(1)	1,665	101,111
Doosan Tesna, Inc.	102	10,669
DoubleUGames Co. Ltd.(1)	297	13,459
Dreamtech Co. Ltd.	44	144
Duk San Neolux Co. Ltd.(1)	504	12,994
Ecopro BM Co. Ltd.	77	11,079
Ecopro Co. Ltd.(1)	44	4,066
Ecopro HN Co. Ltd.	132	2,800
Ecopro Materials Co. Ltd.(1)	3	124
E-MART, Inc.	1,093	62,183
EMRO, Inc.(1)	57	1,010
EM-Tech Co. Ltd.(1)	40	133
Enchem Co. Ltd.(1)	136	3,166
Eo Technics Co. Ltd.	197	59,664
Eugene Investment & Securities Co. Ltd.	4,907	15,528
Eugene Technology Co. Ltd.	368	30,369
F&F Co. Ltd.	489	23,661
Gaonchips Co. Ltd.(1)	57	2,222
GC Biopharma Corp.	101	9,475
GC Corp.	27	232
GOLFZON Co. Ltd.	287	8,233
Gradiant Corp.	37	233
Grand Korea Leisure Co. Ltd.	305	2,147
GS Engineering & Construction Corp.	15,938	321,716
GS Holdings Corp.	4,789	230,527
GS P&L Co. Ltd.	55	1,575
GS Retail Co. Ltd.	4,515	76,261
HAESUNG DS Co. Ltd.	97	5,749
Han Kuk Carbon Co. Ltd.(1)	1,913	40,896
Hana Financial Group, Inc.	20,368	1,558,582
Hana Materials, Inc.	30	1,276
Hana Micron, Inc.(1)	2,126	57,189
Hana Tour Service, Inc.	110	2,763
Hancom, Inc.	35	477
Handsome Co. Ltd.	45	677
Hanil Cement Co. Ltd.	1,237	11,865
Hanjin Kal Corp.	213	15,532
Hankook & Co. Co. Ltd.	842	13,584
Hankook Tire & Technology Co. Ltd.	2,130	94,403
Hanmi Pharm Co. Ltd.	171	55,668
Hanmi Science Co. Ltd.(1)	807	17,001
Hanmi Semiconductor Co. Ltd.	797	149,705
Hanon Systems(1)	5,935	22,179
Hansae Co. Ltd.	205	1,205
Hansol Chemical Co. Ltd.	280	50,190
Hansol Technics Co. Ltd.	2,502	20,799
Hanssem Co. Ltd.(1)	11	225
Hanwha Aerospace Co. Ltd.	962	750,098

Hanwha Corp.	2,987	265,240
Hanwha Corp., Preference Shares	1,546	48,849
Hanwha Engine(1)	4,426	188,086
Hanwha General Insurance Co. Ltd.(1)	3,430	14,393
Hanwha Investment & Securities Co. Ltd.(1)	22,466	91,646
Hanwha Life Insurance Co. Ltd.(1)	53,211	172,219
Hanwha Ocean Co. Ltd.(1)	1,781	145,821
Hanwha Solutions Corp.(1)	3,199	88,907
Hanwha Systems Co. Ltd.	2,054	143,276
Hanwha Vision Co. Ltd.(1)	820	36,623
Harim Holdings Co. Ltd.	5,196	38,884
HD Construction Equipment Co. Ltd.	1,658	166,169
HD Hyundai Co. Ltd.	5,044	929,168
HD Hyundai Electric Co. Ltd.	772	540,658
HD Hyundai Heavy Industries Co. Ltd.	946	437,138
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,851	800,585
HDC Holdings Co. Ltd.	2,365	34,631
HD-Hyundai Marine Engine(1)	1,223	57,496
Hite Jinro Co. Ltd.	1,732	18,380
HK inno N Corp.(1)	5	149
HL Mando Co. Ltd.	4,588	188,803
HLB, Inc.(1)	386	12,999
HMM Co. Ltd.	6,269	81,329
Hotel Shilla Co. Ltd.(1)	39	1,422
HPSP Co. Ltd.	3,126	101,153
HS Hyosung Advanced Materials Corp.	236	32,997
HS Hyosung Corp.	3	111
Hugel, Inc.(1)	186	30,658
Humedix Co. Ltd.	437	7,965
HYBE Co. Ltd.(1)	213	31,005
Hyosung Corp.	1,064	140,337
Hyosung Heavy Industries Corp.	113	276,991
Hyosung TNC Corp.	274	66,130
Hyundai Autoever Corp.	279	175,102
HYUNDAI Corp.	78	1,431
Hyundai Department Store Co. Ltd.	1,122	81,283
Hyundai Elevator Co. Ltd.	742	38,804
Hyundai Engineering & Construction Co. Ltd.	1,865	182,165
Hyundai GF Holdings	7,632	69,561
Hyundai Glovis Co. Ltd.	4,626	745,246
Hyundai Home Shopping Network Corp.	18	966
Hyundai Marine & Fire Insurance Co. Ltd.(1)	5,169	118,498
Hyundai Mobis Co. Ltd.	2,012	1,024,587
Hyundai Motor Co.	7,052	3,374,019
Hyundai Rotem Co. Ltd.	741	98,632
Hyundai Steel Co.	6,219	165,711
Hyundai Wia Corp.	1,251	75,291
Iljin Electric Co. Ltd.	1,047	64,816
iM Financial Group Co. Ltd.	13,558	156,078
Industrial Bank of Korea	14,321	192,286
Innocean Worldwide, Inc.	926	12,263
Innox Advanced Materials Co. Ltd.	676	13,616
Intellian Technologies, Inc.	90	7,966
Interflex Co. Ltd.(1)	26	182
INTOPS Co. Ltd.	58	718

IPARK Hyundai Development Co., E Shares	4,936	67,521
IS Dongseo Co. Ltd.(1)	35	669
i-SENS, Inc.	6	71
IsuPetasys Co. Ltd.	1,832	156,997
JB Financial Group Co. Ltd.	17,984	285,377
Jeju Air Co. Ltd.(1)	430	1,387
Jin Air Co. Ltd.(1)	292	1,186
Jusung Engineering Co. Ltd.	981	130,401
JW Pharmaceutical Corp.	93	1,714
JYP Entertainment Corp.	919	35,174
K Car Co. Ltd.	131	789
Kakao Corp.	4,099	114,068
Kakao Games Corp.(1)	26	164
KakaoBank Corp.	1,316	19,581
Kakaopay Corp.(1)	517	15,995
Kangwon Land, Inc.	1,438	14,324
KB Financial Group, Inc., ADR	10,810	1,096,566
KC Co. Ltd.	1,369	29,017
KC Tech Co. Ltd.	25	1,041
KCC Corp.	181	66,196
KCC Glass Corp.	26	435
KEPCO Engineering & Construction Co., Inc.	48	4,289
KEPCO Plant Service & Engineering Co. Ltd.	1,674	56,715
KG Dongbusteel	273	1,076
KH Vatec Co. Ltd.	176	1,398
Kia Corp.	16,865	1,891,918
KISCO Corp.	396	2,287
KIWOOM Securities Co. Ltd.	1,696	418,395
Koh Young Technology, Inc.	80	1,821
Kolmar Korea Co. Ltd.(1)	192	10,895
Kolon Industries, Inc.	1,274	60,809
Kolon Life Science, Inc.(1)	497	16,381
KoMiCo Ltd.	46	2,751
KONA I Co. Ltd.(1)	1,361	50,038
Korea Aerospace Industries Ltd.	1,011	113,048
Korea Electric Power Corp., ADR	15,674	206,270
Korea Electric Terminal Co. Ltd.	264	13,817
Korea Gas Corp.	2,153	50,742
Korea Investment Holdings Co. Ltd.	4,430	701,023
Korea Line Corp.(1)	2,688	4,015
Korea Petrochemical Ind Co. Ltd.	30	2,553
Korean Air Lines Co. Ltd.	6,130	108,724
Korean Reinsurance Co.	12,100	103,249
Krafton, Inc.(1)	498	85,082
KT Corp.	258	9,069
Kum Yang Co. Ltd.(1)	275	—
Kumho Petrochemical Co. Ltd.	428	37,682
Kumho Tire Co., Inc.(1)	6,245	19,488
Kyung Dong Navien Co. Ltd.	276	12,813
L&F Co. Ltd.(1)	32	3,578
LEENO Industrial, Inc.	1,497	96,697
LG Chem Ltd.	2,535	617,587
LG Corp.	1,448	140,964
LG Display Co. Ltd., ADR(1)(2)	77,066	427,716
LG Electronics, Inc.	8,373	1,632,521

LG Energy Solution Ltd.(1)	692	210,099
LG H&H Co. Ltd.	116	19,047
LG Innotek Co. Ltd.	1,848	1,791,215
LG Uplus Corp.	16,974	181,776
LIG Defense&Aerospace Co. Ltd.	442	234,829
LigaChem Biosciences, Inc.(1)	299	29,933
Lotte Chemical Corp.	758	40,594
Lotte Chilsung Beverage Co. Ltd.	332	23,969
Lotte Corp.	1,463	24,625
Lotte Energy Materials Corp.(1)	777	29,049
LOTTE Fine Chemical Co. Ltd.	954	33,139
Lotte Innovate Co. Ltd.	28	420
Lotte Rental Co. Ltd.	1,498	31,076
Lotte Shopping Co. Ltd.	2,022	197,130
Lotte Wellfood Co. Ltd.	123	9,208
LS Corp.	1,555	461,931
LS Electric Co. Ltd.	1,356	218,536
LVMC Holdings(1)	302	292
LX International Corp.	6,920	192,412
Mcnex Co. Ltd.	22	320
MegaStudyEdu Co. Ltd.	99	2,640
Meritz Financial Group, Inc.(1)	2,655	181,259
Mirae Asset Securities Co. Ltd.	3,771	154,394
Misto Holdings Corp.	1,820	45,004
MNTech Co. Ltd.	91	505
Myoung Shin Industrial Co. Ltd.(1)	1,390	8,896
Naturecell Co. Ltd.(1)	32	645
NAVER Corp.	1,979	306,722
NC Corp.	297	57,024
Neowiz(1)	67	859
NEPES Corp.(1)	2,627	59,452
Netmarble Corp.	797	22,459
Nexen Tire Corp.	132	575
Nexon Games Co. Ltd.(1)	58	406
NEXTIN, Inc.	279	12,498
NH Investment & Securities Co. Ltd.	3,371	67,778
NHN Corp.(1)	136	4,599
NICE Information Service Co. Ltd.	1,284	11,918
NongShim Co. Ltd.	89	22,690
OCI Co. Ltd.(1)	54	4,370
OCI Holdings Co. Ltd.	1,015	235,455
Orion Corp.	2,841	244,021
Orion Holdings Corp.	1,994	33,114
Otoki Corp.	88	19,459
Pan Ocean Co. Ltd.	55,632	202,714
Paradise Co. Ltd.	1,724	16,118
Park Systems Corp.	98	17,922
Partron Co. Ltd.	148	686
Pearl Abyss Corp.(1)	455	13,157
People & Technology, Inc.	264	8,143
Peptron, Inc.(1)	109	21,719
PharmaResearch Co. Ltd.	231	45,211
PI Advanced Materials Co. Ltd.	778	12,884
Poongsan Corp.	484	25,828
Posco DX Co. Ltd.	920	19,979

POSCO Future M Co. Ltd.	352	57,582
POSCO Holdings, Inc., ADR	8,946	634,271
Posco International Corp.	5,666	239,610
Posco M-Tech Co. Ltd.	6	66
PSK Holdings, Inc.	399	28,309
PSK, Inc.	76	4,982
Rainbow Robotics(1)	60	27,991
S&S Tech Corp.	207	9,041
S-1 Corp.	1,998	90,629
Sam Chun Dang Pharm Co. Ltd.	126	28,312
Sam Young Electronics Co. Ltd.	21	200
Samsung Biologics Co. Ltd.(1)	92	83,248
Samsung C&T Corp.	1,463	421,905
Samsung E&A Co. Ltd.	18,833	659,102
Samsung Electro-Mechanics Co. Ltd.	1,140	1,611,488
Samsung Electronics Co. Ltd., GDR	5,318	28,211,344
Samsung Episholdings Co. Ltd.(1)	1,054	338,284
Samsung Fire & Marine Insurance Co. Ltd.	1,471	555,123
Samsung Heavy Industries Co. Ltd.(1)	42,482	788,715
Samsung Life Insurance Co. Ltd.	1,797	464,277
Samsung SDI Co. Ltd.(1)	1,558	711,622
Samsung SDS Co. Ltd.	1,186	236,000
Samsung Securities Co. Ltd.	7,082	565,662
Samyang Biopharmaceuticals Corp.(1)	6	229
Samyang Foods Co. Ltd.	146	116,775
Samyang Holdings Corp.	6	227
Sanil Electric Co. Ltd.	237	38,961
SD Biosensor, Inc.(1)	70	361
SeAH Besteel Holdings Corp.	1,599	56,575
SeAH Steel Corp.	172	16,280
SeAH Steel Holdings Corp.	79	8,046
Sebang Global Battery Co. Ltd.	472	17,562
Seegene, Inc.	109	2,197
Seojin System Co. Ltd.(1)	35	1,803
Seoul Semiconductor Co. Ltd.(1)	2,106	18,177
Seoyon E-Hwa Co. Ltd.	61	548
SFA Engineering Corp.	683	12,126
SFA Semicon Co. Ltd.(1)	40	222
SHIFT UP Corp.(1)	247	4,676
Shinhan Financial Group Co. Ltd., ADR	14,252	899,159
Shinsegae International, Inc.	30	279
Shinsegae, Inc.	843	289,216
Shinsung E&G Co. Ltd.(1)	12	192
Shinyoung Securities Co. Ltd.	169	19,362
Silicon2 Co. Ltd.	58	1,387
SIMMTECH Co. Ltd.	8	631
SK Biopharmaceuticals Co. Ltd.(1)	329	19,564
SK Bioscience Co. Ltd.(1)	363	9,848
SK Chemicals Co. Ltd.	531	15,179
SK Discovery Co. Ltd.	1,201	39,329
SK Gas Ltd.	242	38,067
SK Hynix, Inc.	22,657	35,277,116
SK IE Technology Co. Ltd.(1)	499	6,389
SK Innovation Co. Ltd.(1)	1,371	108,484
SK Networks Co. Ltd.	7,957	59,602

SK oceanplant Co. Ltd.(1)	1,037	11,715
SK Telecom Co. Ltd., ADR	15,466	577,500
SK, Inc.	898	404,236
SKC Co. Ltd.(1)	53	4,906
SL Corp.	1,008	50,201
SM Entertainment Co. Ltd.	341	17,986
SNT Dynamics Co. Ltd.	261	7,481
SNT Motiv Co. Ltd.	1,225	24,321
S-Oil Corp.	4,933	351,792
SOLUM Co. Ltd.	340	4,517
Solus Advanced Materials Co. Ltd.	10	78
Soop Co. Ltd.	254	8,488
Soulbrain Co. Ltd.	126	32,061
Soulbrain Holdings Co. Ltd.	67	2,213
SPG Co. Ltd.(1)	13	1,005
Studio Dragon Corp.(1)	784	13,741
Sung Kwang Bend Co. Ltd.	1,008	20,687
Sungwoo Hitech Co. Ltd.	476	2,334
Synopex, Inc.(1)	676	2,237
Taekwang Industrial Co. Ltd.	1	642
Taewoong Co. Ltd.(1)	536	13,073
Taihan Cable & Solution Co. Ltd.(1)	949	28,717
TES Co. Ltd.	1,455	115,343
TK Corp.(1)	1,016	21,150
TKG Huchems Co. Ltd.	251	2,753
Tokai Carbon Korea Co. Ltd.	181	31,874
Tongyang Life Insurance Co. Ltd.(1)	4,308	21,154
Unid Co. Ltd.	74	3,507
VT Co. Ltd.(1)	605	5,345
Webzen, Inc.	844	5,887
Won Tech Co. Ltd.	1,861	9,904
WONIK IPS Co. Ltd.	1,590	112,046
Wonik QnC Corp.	34	744
Woongjin Thinkbig Co. Ltd.	3,719	3,800
Woori Financial Group, Inc.	57,595	1,139,042
Wysiwyg Studios Co. Ltd.(1)	261	54
YC Corp.(1)	81	872
YG Entertainment, Inc.	24	709
Youngone Corp.	986	51,851
Youngone Holdings Co. Ltd.	250	31,715
Yuhan Corp.	437	24,641
		110,024,373
Taiwan — 28.0%
Abico Avy Co. Ltd.	2,090	2,965
Ability Enterprise Co. Ltd.	2,239	5,926
AcBel Polytech, Inc.	34,000	64,406
Accton Technology Corp.	10,000	765,143
Acer, Inc.	24,000	26,877
ACES Electronic Co. Ltd.	9,453	23,802
Acter Group Corp. Ltd.	4,000	126,005
ADATA Technology Co. Ltd.	31,000	403,461
Advanced Ceramic X Corp.	8,000	50,752
Advanced International Multitech Co. Ltd.	8,000	13,556
Advanced Wireless Semiconductor Co.	14,000	74,912
Advancetek Enterprise Co. Ltd.	22,000	18,013

Advantech Co. Ltd.	1,000	15,719
AIC, Inc.	4,000	73,508
Airtac International Group	2,000	88,814
Alchip Technologies Ltd.	3,000	415,909
All Ring Tech Co. Ltd.	3,000	106,203
Allied Supreme Corp.	1,000	8,073
Alltek Technology Corp.	19,000	45,541
Alltop Technology Co. Ltd.	4,000	46,694
Altek Corp.	13,000	17,536
Amazing Microelectronic Corp.	9,000	31,327
Ambassador Hotel	2,000	2,690
AMPOC Far-East Co. Ltd.	1,108	5,617
AmTRAN Technology Co. Ltd.	6,593	10,335
Anpec Electronics Corp.	5,000	54,700
Apacer Technology, Inc.	9,000	69,561
APAQ Technology Co. Ltd.	2,000	24,786
APCB, Inc.	1,000	632
Apex International Co. Ltd.(1)	8,113	14,467
Arcadyan Technology Corp.	13,000	77,615
Ardentec Corp.	63,000	482,306
Argosy Research, Inc.	7,000	42,255
ASE Technology Holding Co. Ltd., ADR(2)	49,393	1,894,222
Asia Cement Corp.	54,000	58,627
Asia Optical Co., Inc.	10,000	48,905
Asia Vital Components Co. Ltd.	8,000	674,611
ASPEED Technology, Inc.	1,000	595,141
Asustek Computer, Inc.	9,000	217,121
ATE Energy International Co. Ltd.	14,239	10,842
Auden Techno Corp.	6,000	32,160
AUO Corp.	211,000	153,866
Avalue Technology, Inc.	4,000	17,122
Axiomtek Co. Ltd.	5,000	22,281
Azurewave Technologies, Inc.	9,000	19,870
Bafang Yunji International Co. Ltd.	4,000	22,425
Bank of Kaohsiung Co. Ltd.	2,121	790
BES Engineering Corp.(1)	4,201	1,746
Bizlink Holding, Inc.	5,049	327,914
Bonny Worldwide Ltd.	2,000	8,144
Brighton-Best International Taiwan, Inc.	17,000	18,613
Brillian Network & Automation Integrated System Co. Ltd.	5,000	67,022
Browave Corp.	1,000	32,468
Caliway Biopharmaceuticals Co. Ltd.(1)	10,000	32,014
Capital Futures Corp.	1,000	1,842
Capital Securities Corp.	87,000	106,499
Career Technology MFG. Co. Ltd.(1)	2,000	1,136
Caswell, Inc.	1,000	2,829
Catcher Technology Co. Ltd.	34,000	220,841
Cathay Financial Holding Co. Ltd.	373,000	1,020,984
Center Laboratories, Inc.	1,050	1,279
Central Reinsurance Co. Ltd.	30,000	33,534
Century Iron & Steel Industrial Co. Ltd.	2,000	6,596
Chailease Holding Co. Ltd.	8,180	28,071
Chaintech Technology Corp.	9,000	10,172
Chang Hwa Commercial Bank Ltd.	372,821	240,906
Chang Wah Electromaterials, Inc.	48,000	80,068

Chang Wah Technology Co. Ltd.	26,000	56,290
Channel Well Technology Co. Ltd.	11,000	20,194
Chant Sincere Co. Ltd.	8,000	19,796
Charoen Pokphand Enterprise	17,000	67,701
Chen Full International Co. Ltd.	1,000	1,917
Chenbro Micom Co. Ltd.	4,000	172,287
Cheng Loong Corp.	4,000	2,420
Cheng Mei Materials Technology Corp.(1)	6,000	6,096
Cheng Shin Rubber Industry Co. Ltd.	52,000	53,725
Cheng Uei Precision Industry Co. Ltd.	13,000	16,238
Chenming Electronic Technology Corp.	2,000	7,748
Chicony Electronics Co. Ltd.	46,000	198,349
Chicony Power Technology Co. Ltd.	11,000	35,659
Chien Kuo Construction Co. Ltd.	12,600	16,346
China Airlines Ltd.	138,000	84,075
China Container Terminal Corp.	1,000	689
China Glaze Co. Ltd.	1,000	1,387
China Man-Made Fiber Corp.(1)	43,000	9,073
China Metal Products	3,000	2,011
China Motor Corp.	2,000	3,433
China Petrochemical Development Corp.(1)	195,000	43,789
China Steel Corp.	318,000	193,568
China Wire & Cable Co. Ltd.	1,000	1,023
Chinese Maritime Transport Ltd.(1)	9,000	16,544
Chin-Poon Industrial Co. Ltd.	27,000	56,049
Chipbond Technology Corp.	31,000	297,326
ChipMOS Technologies, Inc.	81,000	288,072
Chong Hong Development Co. Ltd.	10,645	25,132
Chroma ATE, Inc.	5,000	397,859
Chun Yuan Steel Industry Co. Ltd.(1)	39,000	28,939
Chung Hung Steel Corp.(1)	1,000	586
Chung-Hsin Electric & Machinery Manufacturing Corp.	30,000	158,844
Chunghwa Telecom Co. Ltd., ADR	11,621	508,651
Cleanaway Co. Ltd.	50,000	42,941
Clevo Co.	25,000	35,077
CMC Magnetics Corp.	37,000	12,191
Collins Co. Ltd.	1,000	394
Compal Electronics, Inc.	101,000	117,493
Compeq Manufacturing Co. Ltd.	110,000	989,114
Compucase Enterprise	7,000	20,148
Concord International Securities Co. Ltd.	5,225	7,129
Concord Securities Co. Ltd.	9,240	8,658
Continental Holdings Corp.	3,000	1,935
Contrel Technology Co. Ltd.	14,000	62,906
Coretronic Corp.	8,000	18,468
Creative Sensor, Inc.	5,400	9,607
Cryomax Cooling System Corp.	1,143	1,166
CSBC Corp. Taiwan(1)	1,000	566
CTBC Financial Holding Co. Ltd.	843,000	1,627,681
CTCI Corp.	59,601	75,592
Cub Elecparts, Inc.	4,000	13,479
CviLux Corp.	9,950	35,444
CyberPower Systems, Inc.	3,000	20,232
DA CIN Construction Co. Ltd.	13,000	33,242
Da-Li Development Co. Ltd.	12,170	16,498

Darfon Electronics Corp.	2,000	2,500
Darwin Precisions Corp.	29,700	13,575
Daxin Materials Corp.	3,000	38,962
De Licacy Industrial Co. Ltd.	21,924	7,137
Delta Electronics, Inc.	12,000	920,715
Depo Auto Parts Ind Co. Ltd.	5,000	23,234
DFI, Inc.	1,000	2,023
Dimerco Express Corp.	1,000	2,582
D-Link Corp.(1)	17,000	9,133
Dynamic Holding Co. Ltd.(1)	9,152	50,303
Dynapack International Technology Corp.	6,000	82,667
E Ink Holdings, Inc.	3,000	21,083
E.Sun Financial Holding Co. Ltd.	506,398	500,520
Eastech Holding Ltd.	1,000	2,263
Eclat Textile Co. Ltd.	4,000	43,667
ECOVE Environment Corp.	2,000	18,306
Edimax Technology Co. Ltd.	11,000	5,294
Edom Technology Co. Ltd.(1)	27,000	61,257
Elan Microelectronics Corp.	11,000	56,701
Elite Material Co. Ltd.	4,000	646,490
Elitegroup Computer Systems Co. Ltd.	1,000	706
eMemory Technology, Inc.	1,000	107,951
Ennostar, Inc.(1)	26,000	60,103
Eson Precision Ind Co. Ltd.	14,000	56,322
Eternal Materials Co. Ltd.	59,000	152,510
Eva Airways Corp.	125,000	143,517
Evergreen Aviation Technologies Corp.	10,000	53,174
Evergreen International Storage & Transport Corp.	19,500	29,595
Evergreen Marine Corp. Taiwan Ltd.(2)	86,000	584,050
EVERGREEN Steel Corp.	5,000	14,896
Everlight Chemical Industrial Corp.	15,000	23,354
Everlight Electronics Co. Ltd.	10,000	19,938
Evertop Wire Cable Corp.	2,000	1,405
EZconn Corp.	2,000	116,835
Far Eastern Department Stores Ltd.	68,000	47,383
Far Eastern International Bank	111,494	42,177
Far Eastern New Century Corp.	190,000	155,708
Far EasTone Telecommunications Co. Ltd.	110,000	332,836
Farglory Land Development Co. Ltd.	6,000	13,929
Feedback Technology Corp.(1)	4,000	33,113
Feng Hsin Steel Co. Ltd.	35,000	71,762
Feng TAY Enterprise Co. Ltd.	15,000	33,496
First Financial Holding Co. Ltd.	501,532	439,672
First Hi-Tec Enterprise Co. Ltd.	4,000	48,490
First Insurance Co. Ltd.	14,000	12,047
FLEXium Interconnect, Inc.(1)	2,000	4,007
Flytech Technology Co. Ltd.	1,000	4,361
Forest Water Environment Engineering Co. Ltd.	1,032	1,653
Formosa Chemicals & Fibre Corp.	1,000	1,595
Formosa International Hotels Corp.	4,000	22,063
Formosa Laboratories, Inc.	6,000	9,988
Formosa Plastics Corp.(2)	394,000	598,825
Formosa Taffeta Co. Ltd.	30,000	14,787
Formosan Union Chemical Corp.	10,000	6,202
Fortune Electric Co. Ltd.	1,210	33,547

Foxconn Technology Co. Ltd.	43,000	83,276
Franbo Lines Corp.	20,000	11,281
FSP Technology, Inc.	8,000	12,809
Fu Chun Shin Machinery Manufacture Co. Ltd.	18,000	14,553
Fu Hua Innovation Co. Ltd.	37,854	16,008
Fubon Financial Holding Co. Ltd.	402,155	1,410,427
Fulgent Sun International Holding Co. Ltd.	1,039	2,443
Fusheng Precision Co. Ltd.	3,000	24,980
Galaxy Software Services Corp.	3,150	10,142
Gallant Precision Machining Co. Ltd.	2,000	8,004
Gamania Digital Entertainment Co. Ltd.	1,000	1,301
GEM Services, Inc.(1)	9,000	35,157
Gemtek Technology Corp.	37,000	58,265
General Interface Solution GIS Holding Ltd.(1)	17,000	41,301
Genius Electronic Optical Co. Ltd.	7,000	134,194
GeoVision, Inc.	890	1,763
Getac Holdings Corp.	10,000	33,131
Giant Manufacturing Co. Ltd.	7,000	15,459
Giantplus Technology Co. Ltd.(1)	1,000	559
Gigabyte Technology Co. Ltd.	8,000	93,665
Gigastorage Corp.(1)	1,000	1,096
Global Brands Manufacture Ltd.	26,057	80,319
Global Mixed Mode Technology, Inc.	2,000	18,007
Global PMX Co. Ltd.	3,000	14,773
Global Unichip Corp.	2,000	295,094
Globaltek Fabrication Co. Ltd.	1,000	2,233
Globalwafers Co. Ltd.	27,000	856,247
Globe Union Industrial Corp.	4,000	1,239
Gloria Material Technology Corp.	4,000	4,590
GMI Technology, Inc.	2,000	3,204
Gold Circuit Electronics Ltd.	14,000	584,460
Goldsun Building Materials Co. Ltd.	22,000	24,268
Gordon Auto Body Parts	11,000	11,690
Gourmet Master Co. Ltd.	4,000	7,805
Grand Fortune Securities Co. Ltd.	3,000	1,610
Grand Pacific Petrochemical(1)	31,000	11,242
Grape King Bio Ltd.	7,000	22,559
Great Wall Enterprise Co. Ltd.	50,000	83,997
Greatek Electronics, Inc.	37,000	165,948
Hannstar Board Corp.	24,840	67,103
HannStar Display Corp.(1)	2,000	1,086
HannsTouch Holdings Co.(1)	31,000	12,300
Hanpin Electron Co. Ltd.	8,000	13,498
HD Renewable Energy Co. Ltd.	2,340	6,635
Highwealth Construction Corp.	38,115	51,107
Hitron Technology, Inc.(1)	11,000	11,381
Hiwin Technologies Corp.	3,000	36,984
Hiyes International Co. Ltd.	3,297	7,175
Ho Tung Chemical Corp.	10,000	3,027
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,339
Holy Stone Enterprise Co. Ltd.	15,000	301,669
Hon Hai Precision Industry Co. Ltd.	402,000	3,679,826
Hong Ho Precision Textile Co. Ltd.	1,000	505
Hong Pu Real Estate Development Co. Ltd.	1,000	622
Hong TAI Electric Industrial	2,000	2,374

Horizon Securities Co. Ltd.	1,000	612
Hotai Finance Co. Ltd.	4,000	7,698
Hotai Motor Co. Ltd.	5,000	77,424
Hsin Ba Ba Corp.	2,041	2,240
HTC Corp.(1)	63,000	90,564
Hu Lane Associate, Inc.	2,152	8,407
Hua Nan Financial Holdings Co. Ltd.	249,835	243,045
Huaku Development Co. Ltd.	1,155	4,410
Huang Hsiang Construction Corp.	7,888	9,141
Hung Sheng Construction Ltd.	17,000	9,382
Hwa Fong Rubber Industrial Co. Ltd.	2,000	900
Hwacom Systems, Inc.	22,000	37,133
Hwang Chang General Contractor Co. Ltd.	3,696	5,396
IBF Financial Holdings Co. Ltd.	5,270	2,476
Ichia Technologies, Inc.	8,000	17,619
I-Chiun Precision Industry Co. Ltd.	1,000	8,365
IEI Integration Corp.	9,000	21,374
In Win Development, Inc.	1,000	2,673
Infortrend Technology, Inc.	3,000	4,885
Innolux Corp.(1)(2)	943,720	1,520,423
Inpaq Technology Co. Ltd.	9,000	34,017
Integrated Service Technology, Inc.	10,386	55,350
International Games System Co. Ltd.	5,000	120,216
Inventec Corp.	22,000	48,801
Iron Force Industrial Co. Ltd.	1,000	2,700
ITE Technology, Inc.	7,000	34,250
ITEQ Corp.	19,000	161,027
Jarllytec Co. Ltd.	1,025	3,089
Jetway Information Co. Ltd.	750	1,413
Jetwell Computer Co. Ltd.	2,240	13,039
Jiin Yeeh Ding Enterprise Co. Ltd.	9,000	34,831
Johnson Health Tech Co. Ltd.	4,000	15,229
JPC connectivity, Inc.	6,000	56,268
JPP Holding Co. Ltd.	4,000	57,092
Kaimei Electronic Corp.	13,000	68,220
Kedge Construction Co. Ltd.	1,081	3,029
KEE TAI Properties Co. Ltd.	24,360	7,242
Kenda Rubber Industrial Co. Ltd.	6,000	3,207
Kerry TJ Logistics Co. Ltd.	2,000	1,855
Keystone Microtech Corp.	1,000	52,146
Kindom Development Co. Ltd.	28,600	27,250
King Yuan Electronics Co. Ltd.(2)	107,000	1,109,970
Kinik Co.	1,000	22,692
Kinpo Electronics	174,000	214,497
Kinsus Interconnect Technology Corp.	37,574	860,681
KS Terminals, Inc.(1)	5,000	9,933
Kuang Hong Arts Management, Inc.(1)	3,000	9,166
Kung Long Batteries Industrial Co. Ltd.	1,000	4,008
Kung Sing Engineering Corp.(1)	54,000	17,823
Kuo Toong International Co. Ltd.	2,000	3,340
Kuo Yang Construction Co. Ltd.(1)	2,000	1,111
L&K Engineering Co. Ltd.	15,000	372,588
Lanner Electronics, Inc.	1,000	2,772
Largan Precision Co. Ltd.	3,000	336,438
Lelon Electronics Corp.	14,000	163,237

Lemtech Holdings Co. Ltd.	7,150	26,095
Leo Systems, Inc.	1,000	1,267
Li Peng Enterprise Co. Ltd.(1)	2,000	396
Lien Hwa Industrial Holdings Corp.	1,134	1,442
Lingsen Precision Industries Ltd.	1,000	1,278
Lion Travel Service Co. Ltd.	6,000	32,026
Lite-On Technology Corp.	5,000	36,933
Long Bon International Co. Ltd.(1)	5,000	2,067
Longchen Paper & Packaging Co. Ltd.(1)	3,000	855
Longwell Co.	1,000	10,975
Lotes Co. Ltd.	5,000	418,122
Lotus Pharmaceutical Co. Ltd.	22,000	136,378
Lumax International Corp. Ltd.	8,000	32,787
Lung Yen Life Service Corp.(1)	14,000	20,757
Macnica Anstek, Inc.	6,000	22,219
Macnica Galaxy, Inc.	1,000	4,241
Macronix International Co. Ltd.(1)	27,000	141,763
Makalot Industrial Co. Ltd.	11,020	75,994
Marketech International Corp.	10,000	161,280
Materials Analysis Technology, Inc.	7,156	74,554
MediaTek, Inc.	41,000	5,574,013
Mega Financial Holding Co. Ltd.	321,180	409,963
Mercuries & Associates Holding Ltd.(1)	23,000	10,062
Mercuries Life Insurance Co. Ltd.(1)	71,965	17,264
Merida Industry Co. Ltd.	4,000	8,519
Merry Electronics Co. Ltd.	5,000	14,617
Micro-Star International Co. Ltd.	7,000	29,210
Mildef Crete, Inc.	5,000	19,429
MIN AIK Technology Co. Ltd.	16,000	14,997
Mirle Automation Corp.	6,000	35,129
Mitac Holdings Corp.	28,600	80,583
momo.com, Inc.	2,100	15,420
Motech Industries, Inc.	9,000	8,618
MPI Corp.	1,000	187,338
MSSCORPS Co. Ltd.	4,000	85,679
My Humble House Hospitality Management Consulting	1,000	1,118
Namchow Holdings Co. Ltd.	10,000	9,975
Nan Pao Resins Chemical Co. Ltd.	1,000	11,424
Nan Ya Plastics Corp.	9,000	28,072
Nantex Industry Co. Ltd.	6,000	5,163
Nanya Technology Corp.(1)	45,000	488,260
New Era Electronics Co. Ltd.	12,000	20,920
Nexcom International Co. Ltd.	1,000	2,283
Nichidenbo Corp.	1,000	7,253
Nien Made Enterprise Co. Ltd.	11,000	111,203
Nova Technology Corp.	4,000	33,696
O-Bank Co. Ltd.	82,000	25,938
Ocean Plastics Co. Ltd.	9,000	8,301
Optimax Technology Corp.	1,000	888
Orient Semiconductor Electronics Ltd.	17,000	32,756
Otsuka Information Technology Corp.	2,000	11,019
Pacific Construction Co.	3,000	828
Pan Jit International, Inc.	34,000	174,488
Pan-International Industrial Corp.	37,000	65,293
Pegatron Corp.	127,000	358,298

Pegavision Corp.	2,000	20,448
PharmaEngine, Inc.	9,000	15,384
PharmaEssentia Corp.	1,109	33,025
Phison Electronics Corp.	2,000	160,960
Phoenix Silicon International Corp.	18,000	186,343
Planet Technology Corp.	2,000	11,372
Podak Co. Ltd.	1,050	2,562
Pou Chen Corp.	77,000	62,515
Powerchip Semiconductor Manufacturing Corp.(1)	12,000	33,405
Powertech Technology, Inc.	75,000	895,695
Poya International Co. Ltd.	3,030	55,768
President Chain Store Corp.	23,000	156,976
President Securities Corp.	37,400	56,483
Primax Electronics Ltd.	36,000	84,762
Prince Housing & Development Corp.	7,000	1,716
Promate Electronic Co. Ltd.	17,999	28,805
Prosperity Dielectrics Co. Ltd.	11,000	82,321
Qisda Corp.	820	754
Quanta Computer, Inc.	89,000	955,210
Quanta Storage, Inc.	5,000	13,486
Radium Life Tech Co. Ltd.	39,000	12,267
Realtek Semiconductor Corp.	16,000	294,911
Rechi Precision Co. Ltd.	17,000	12,874
Rich Development Co. Ltd.	8,240	1,845
Ritek Corp.(1)	15,000	6,672
Ruentex Development Co. Ltd.	31,000	23,024
Ruentex Engineering & Construction Co.	1,680	8,910
Ruentex Industries Ltd.	14,000	19,672
Run Long Construction Co. Ltd.	1,980	1,864
Sakura Development Co. Ltd.	24,000	28,102
San Fang Chemical Industry Co. Ltd.	9,000	8,925
San Far Property Ltd.	1,000	527
Sanyang Motor Co. Ltd.	3,000	5,797
Savior Lifetec Corp.	1,000	628
Scientech Corp.	1,000	27,297
SDI Corp.	1,000	6,574
Senao Networks, Inc.	2,000	9,149
Sercomm Corp.	15,000	41,222
Sesoda Corp.	20,000	24,335
Shanghai Commercial & Savings Bank Ltd.	102,000	129,359
ShenMao Technology, Inc.	1,000	5,007
Shih Her Technologies, Inc.	3,220	22,905
Shih Wei Navigation Co. Ltd.(1)	20,000	9,161
Shin Ruenn Development Co. Ltd.	13,560	17,135
Shin Zu Shing Co. Ltd.	1,000	6,432
Shining Building Business Co. Ltd.(1)	3,000	732
Shinkong Insurance Co. Ltd.	9,000	41,758
Shinkong Synthetic Fibers Corp.	30,000	21,759
Shiny Chemical Industrial Co. Ltd.	3,600	21,313
Shuttle, Inc.	1,000	560
Sigurd Microelectronics Corp.	61,000	440,123
Simplo Technology Co. Ltd.	12,000	150,397
Sinbon Electronics Co. Ltd.	3,000	30,036
Sincere Navigation Corp.	19,000	18,342
Singatron Enterprise Co. Ltd.	1,000	1,128

Sino-American Silicon Products, Inc.	49,000	266,203
Sinon Corp.	12,000	14,888
SinoPac Financial Holdings Co. Ltd.	640,799	613,691
Sinopower Semiconductor, Inc.	3,000	27,193
Sirtec International Co. Ltd.	1,000	854
Sitronix Technology Corp.	5,000	48,707
Siward Crystal Technology Co. Ltd.	29,000	49,975
Solar Applied Materials Technology Corp.	1,000	5,048
Speed Tech Corp.	9,907	9,370
Sporton International, Inc.	4,000	29,669
Sports Gear Co. Ltd.	5,000	13,449
St. Shine Optical Co. Ltd.	3,000	8,991
Standard Chemical & Pharmaceutical Co. Ltd.	12,000	23,622
Standard Foods Corp.	3,000	2,674
Stark Technology, Inc.	4,000	18,949
Starlux Airlines Co. Ltd.(1)	61,000	39,815
S-Tech Corp.	13,000	8,221
SunMax Biotechnology Co. Ltd.	1,000	12,131
Sunny Friend Environmental Technology Co. Ltd.	4,000	9,594
Sunonwealth Electric Machine Industry Co. Ltd.	28,003	141,417
Sunplus Technology Co. Ltd.(1)	1,000	953
Sunrex Technology Corp.	8,000	10,484
Sunspring Metal Corp.	9,000	5,367
Sunty Development Co. Ltd.	3,000	1,230
Superalloy Industrial Co. Ltd.	14,000	29,792
Supreme Electronics Co. Ltd.	82,000	230,416
Swancor Holding Co. Ltd.	6,000	23,768
Symtek Automation Asia Co. Ltd.	1,000	5,565
Syncmold Enterprise Corp.	4,000	15,145
Synnex Technology International Corp.	102,000	279,364
Syscom Computer Engineering Co.	1,000	1,945
TA Chen Stainless Pipe	75,281	99,910
Ta Ya Electric Wire & Cable	70,065	87,355
TA-I Technology Co. Ltd.	16,000	69,887
Taichung Commercial Bank Co. Ltd.	172,332	101,455
TaiDoc Technology Corp.	1,000	3,909
Taiflex Scientific Co. Ltd.	7,045	36,172
Tainan Spinning Co. Ltd.	9,000	3,603
TaiSol Electronics Co. Ltd.	1,000	2,336
Taisun Enterprise Co. Ltd.	1,000	598
TAI-TECH Advanced Electronics Co. Ltd.(1)	1,000	9,070
Taiwan Acceptance Corp.	21,000	48,914
Taiwan Business Bank	471,065	244,295
Taiwan Cogeneration Corp.	1,109	2,355
Taiwan Cooperative Financial Holding Co. Ltd.	337,874	246,978
Taiwan Fertilizer Co. Ltd.	7,000	10,408
Taiwan Fire & Marine Insurance Co. Ltd.	7,700	13,007
Taiwan FU Hsing Industrial Co. Ltd.	1,600	2,168
Taiwan Glass Industry Corp.(1)	3,000	6,858
Taiwan High Speed Rail Corp.	134,000	106,247
Taiwan Hon Chuan Enterprise Co. Ltd.	5,111	20,146
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	14,300
Taiwan Mask Corp.(1)	26,320	48,386
Taiwan Mobile Co. Ltd.	18,000	64,111
Taiwan Navigation Co. Ltd.	19,000	17,552

Taiwan Paiho Ltd.	13,000	17,797
Taiwan Sakura Corp.	5,000	13,085
Taiwan Secom Co. Ltd.	8,000	29,137
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	102,943	43,076,498
Taiwan Surface Mounting Technology Corp.	11,000	76,938
Taiwan Takisawa Technology Co. Ltd.	1,000	1,465
Taiwan Union Technology Corp.	6,000	316,591
Tatung Co. Ltd.	19,950	18,998
Tatung System Technologies, Inc.	1,130	2,211
TBI Motion Technology Co. Ltd.(1)	8,000	17,500
TCC Group Holdings Co. Ltd.	95,000	73,984
TCI Co. Ltd.	5,000	19,035
Team Group, Inc.	12,000	104,287
Teco Electric & Machinery Co. Ltd.	34,000	80,738
Test Research, Inc.	16,000	204,540
Thinking Electronic Industrial Co. Ltd.	9,000	83,307
Thye Ming Industrial Co. Ltd.	5,020	10,897
Tigerair Taiwan Co. Ltd.	9,000	16,266
Ton Yi Industrial Corp.	57,000	28,990
Tong Yang Industry Co. Ltd.	20,000	60,672
Tong-Tai Machine & Tool Co. Ltd.(1)	12,000	14,820
Top Bright Holding Co. Ltd.	3,000	30,590
Topco Scientific Co. Ltd.	16,000	229,643
Topkey Corp.	5,000	25,599
Topoint Technology Co. Ltd.	9,142	129,752
TPK Holding Co. Ltd.	22,000	60,469
Tripod Technology Corp.	34,000	560,415
Trusval Technology Co. Ltd.	1,074	9,812
TS Financial Holding Co. Ltd.	1,476,310	1,098,852
TS Financial Holding Co. Ltd., Preference Shares(1)	137,841	41,283
TSEC Corp.(1)	20,000	25,815
TSRC Corp.	17,000	10,360
Ttet Union Corp.	2,000	9,402
TTY Biopharm Co. Ltd.	1,000	2,344
Tung Ho Steel Enterprise Corp.	39,000	84,040
Tung Thih Electronic Co. Ltd.	5,200	9,184
TXC Corp.	10,000	68,190
TYC Brother Industrial Co. Ltd.	8,000	8,818
Tyntek Corp.	13,000	33,370
UDE Corp.	9,000	39,351
U-Ming Marine Transport Corp.	36,000	79,323
Unic Technology Corp.	1,000	1,111
Unimicron Technology Corp.	41,248	1,368,726
Union Bank of Taiwan	50,814	33,180
Union Insurance Co. Ltd.	1,000	1,042
Uni-President Enterprises Corp.	165,000	378,566
Unitech Printed Circuit Board Corp.	89,000	192,066
United Integrated Services Co. Ltd.	2,000	73,340
United Microelectronics Corp.	934,000	4,204,820
United Orthopedic Corp.	6,000	17,209
Univacco Technology, Inc.	1,000	1,572
Universal Cement Corp.	4,080	3,570
Universal Microelectronics Co. Ltd.(1)	18,000	29,346
Universal Vision Biotechnology Co. Ltd.	3,000	13,165
Utechzone Co. Ltd.	6,000	45,859

Vanguard International Semiconductor Corp.	123,921	659,230
Viking Tech Corp.	12,000	41,687
Visco Vision, Inc.	2,000	12,321
Vizionfocus, Inc.	4,000	25,155
Voltronic Power Technology Corp.	1,000	22,481
Wafer Works Corp.(1)	38,032	118,936
Wah Lee Industrial Corp.	24,000	105,373
Walsin Lihwa Corp.	24,825	30,572
Walsin Technology Corp.	30,000	371,485
Walton Advanced Engineering, Inc.(2)	32,000	65,336
Wan Hai Lines Ltd.	46,000	120,354
We & Win Development Co. Ltd.(1)	1,000	302
We&Win Diversification Co. Ltd.	9,000	4,093
Weikeng Industrial Co. Ltd.	1,000	1,599
Well Shin Technology Co. Ltd.	1,000	1,274
Wendell Industrial Co. Ltd.	3,000	20,668
Wholetech System Hitech Ltd.	9,000	41,821
Win Semiconductors Corp.	14,000	233,049
Winbond Electronics Corp.(2)	152,000	747,997
Winstek Semiconductor Co. Ltd.	7,000	42,280
Wisdom Marine Lines Co. Ltd.	35,000	84,192
Wistron Corp.	127,000	635,781
Wiwynn Corp.	1,000	170,929
WNC Corp.	43,000	433,061
Wonderful Hi-Tech Co. Ltd.	12,000	35,037
Wowprime Corp.	6,000	44,568
WPG Holdings Ltd.	35,000	131,601
WT Microelectronics Co. Ltd.(2)	81,000	743,785
WUS Printed Circuit Co. Ltd.	2,000	10,724
XinTec, Inc.	6,000	48,907
Xxentria Technology Materials Corp.	1,090	1,445
Yageo Corp.	8,776	204,182
Yang Ming Marine Transport Corp.	115,000	193,375
Yankey Engineering Co. Ltd.	7,150	147,588
Yem Chio Co. Ltd.	3,060	1,371
Yen Sun Technology Corp.	1,000	1,564
YFC-Boneagle Electric Co. Ltd.	21,000	22,416
YFY, Inc.	44,000	33,894
Yieh Phui Enterprise Co. Ltd.(1)	38,040	16,586
Young Fast Optoelectronics Co. Ltd.	1,000	1,810
Youngtek Electronics Corp.	1,000	3,901
Yuanta Financial Holding Co. Ltd.	568,184	1,080,015
Yuanta Futures Co. Ltd.	1,000	3,159
Yulon Motor Co. Ltd.	1,000	876
Yungshin Construction & Development Co. Ltd.	1,000	1,465
YungShin Global Holding Corp.	6,000	10,698
Zenitron Corp.	19,000	49,031
Zhen Ding Technology Holding Ltd.	95,000	1,550,503
Zig Sheng Industrial Co. Ltd.	1,000	274
Zippy Technology Corp.	1,000	2,046
		113,506,802
Thailand — 1.8%
Advanced Info Service PCL, NVDR	43,700	473,337
AEON Thana Sinsap Thailand PCL, NVDR	4,400	12,814
Airports of Thailand PCL, NVDR	56,200	95,127

Amata Corp. PCL, NVDR	2,600	1,957
AP Thailand PCL, NVDR	204,400	45,834
Asia Aviation PCL, NVDR(1)	244,100	8,156
Asian Sea Corp. PCL, NVDR	50,900	10,871
Asset World Corp. PCL, NVDR	197,300	13,772
B Grimm Power PCL, NVDR	9,700	4,132
Bangchak Corp. PCL, NVDR	155,831	159,251
Bangkok Airways PCL, NVDR	63,800	30,481
Bangkok Chain Hospital PCL, NVDR	73,300	21,272
Bangkok Dusit Medical Services PCL, NVDR	337,900	188,820
Bangkok Expressway & Metro PCL, NVDR	648,400	103,705
Bangkok Life Assurance PCL, NVDR	36,100	25,290
Banpu PCL, NVDR	1,036,200	181,901
BCPG PCL, NVDR	162,200	33,599
BTS Group Holdings PCL, NVDR(1)	235,000	14,711
Bumrungrad Hospital PCL, NVDR	12,300	67,838
Cal-Comp Electronics Thailand PCL, NVDR	164,200	44,194
Carabao Group PCL, NVDR	27,600	34,092
Central Pattana PCL, NVDR	96,000	189,780
Central Plaza Hotel PCL, NVDR	20,300	20,991
Central Retail Corp. PCL, NVDR	90,700	58,551
CH Karnchang PCL, NVDR	2,200	1,213
Charoen Pokphand Foods PCL, NVDR	386,400	225,147
Chularat Hospital PCL, NVDR	396,300	17,527
CK Power PCL, NVDR	90,500	6,388
Com7 PCL, NVDR	140,100	111,601
CP ALL PCL, NVDR	90,500	130,798
CP Axtra PCL, NVDR	9,639	4,488
Delta Electronics Thailand PCL, NVDR	61,300	661,075
Dohome PCL, NVDR	17,275	1,837
Electricity Generating PCL, NVDR	13,600	48,634
Erawan Group PCL, NVDR	185,400	16,224
GFPT PCL, NVDR	43,200	11,351
Global Power Synergy PCL, NVDR	59,600	73,923
Gulf Development PCL, NVDR	73,049	139,008
Gunkul Engineering PCL, NVDR	482,500	58,963
Hana Microelectronics PCL, NVDR	124,100	141,264
Home Product Center PCL, NVDR	587,700	108,970
Ichitan Group PCL, NVDR	61,500	24,331
Indorama Ventures PCL, NVDR	87,800	62,738
IRPC PCL, NVDR	819,700	45,765
Jasmine International PCL, NVDR(1)	16,200	548
Jaymart Group Holdings PCL, NVDR	65,000	18,045
Karmarts PCL, NVDR	16,800	3,795
Kasikornbank PCL, NVDR	24,500	151,231
KCE Electronics PCL, NVDR	73,400	84,163
Kiatnakin Phatra Bank PCL, NVDR	4,600	12,411
Krung Thai Bank PCL, NVDR	187,400	199,983
Krungthai Card PCL, NVDR	37,200	34,254
Land & Houses PCL, NVDR	90,600	10,012
Major Cineplex Group PCL, NVDR	57,500	11,906
Malee Group PCL, NVDR(1)	9,700	1,235
MBK PCL, NVDR	2,000	1,142
MC Group PCL, NVDR	27,000	9,300
Mega Lifesciences PCL, NVDR	36,100	39,884

Minor International PCL, NVDR	354,900	245,017
MK Restaurants Group PCL, NVDR	4,100	2,581
Muangthai Capital PCL, NVDR	65,400	57,655
Nex Point Parts PCL, NVDR(1)	26,200	868
Osotspa PCL, NVDR	61,400	28,828
Plan B Media PCL, NVDR	67,800	8,696
Praram 9 Hospital PCL, NVDR	2,400	1,216
Precious Shipping PCL, NVDR	114,000	26,802
PRG Corp. PCL, NVDR	2,000	565
Prima Marine PCL, NVDR	51,500	13,774
PTG Energy PCL, NVDR	248,500	55,604
PTT Exploration & Production PCL, NVDR	66,200	288,083
PTT Global Chemical PCL, NVDR	197,300	203,060
PTT Oil & Retail Business PCL, NVDR	114,100	43,394
PTT PCL, NVDR	403,600	449,638
Quality Houses PCL, NVDR	521,000	21,602
R&B Food Supply PCL, NVDR	9,800	1,283
Ratch Group PCL, NVDR	50,000	47,201
Regional Container Lines PCL, NVDR	75,400	72,969
Rojana Industrial Park PCL, NVDR	120,500	19,412
Sabina PCL, NVDR	1,900	891
Samart Corp. PCL, NVDR	128,500	21,666
Sansiri PCL, NVDR	860,500	37,860
Sappe PCL, NVDR	2,100	1,915
SCB X PCL, NVDR	15,900	65,677
Siam Cement PCL, NVDR	25,800	180,074
Siam Global House PCL, NVDR	10,482	2,380
SiS Distribution Thailand PCL, NVDR	16,800	11,048
SISB PCL, NVDR	16,800	5,110
Somboon Advance Technology PCL, NVDR	16,800	7,900
Sri Trang Agro-Industry PCL, NVDR	66,500	39,211
Srisawad Corp. PCL, NVDR	56,260	37,844
Star Petroleum Refining PCL, NVDR	237,600	54,019
Stecon Group PCL, NVDR	125,000	60,051
Supalai PCL, NVDR	122,500	58,286
Susco PCL, NVDR	33,400	2,134
Taokaenoi Food & Marketing PCL, Class R, NVDR	20,000	2,529
Thai Oil PCL, NVDR	83,200	118,184
Thai Union Group PCL, NVDR	123,400	42,343
Thaicom PCL, NVDR(1)	57,500	20,277
Thaifoods Group PCL, NVDR	161,600	48,270
Thanachart Capital PCL, NVDR	4,400	8,077
Thoresen Thai Agencies PCL, NVDR	256,800	42,218
TIDLOR Holdings PCL, NVDR	172,178	96,833
Tipco Asphalt PCL, NVDR	57,500	24,376
Tisco Financial Group PCL, NVDR	4,400	15,268
TMBThanachart Bank PCL, NVDR	992,200	69,508
TOA Paint Thailand PCL, NVDR	43,200	16,220
True Corp. PCL, NVDR	467,860	198,262
TTW PCL, NVDR	9,700	2,772
VGI PCL, NVDR	37,600	1,095
WHA Corp. PCL, NVDR	140,000	21,062
Xspring Capital PCL, NVDR(1)	201,300	2,906
		7,214,144
Turkey — 1.0%
Afyon Cimento Sanayi TAS	5,279	1,453
AG Anadolu Grubu Holding AS	15,125	10,988

Agesa Hayat ve Emeklilik AS	982	4,901
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(1)	61,555	44,321
Akbank TAS	157,315	214,733
Akcansa Cimento AS(1)	508	2,502
Akenerji Elektrik Uretim AS(1)	11,538	3,066
Akfen Yenilenebilir Enerji AS(1)	52,957	24,392
Aksa Akrilik Kimya Sanayii AS	90,772	20,422
Aksa Enerji Uretim AS(1)	28,364	49,181
Aksigorta AS(1)	34,964	5,461
Alarko Holding AS	17,212	35,523
Albaraka Turk Katilim Bankasi AS	226,205	38,686
Alkim Alkali Kimya AS(1)	918	352
Anadolu Anonim Turk Sigorta Sirketi	57,047	33,803
Anadolu Efes Biracilik Ve Malt Sanayii AS	83,412	34,857
Anadolu Hayat Emeklilik AS	10,649	23,385
Anel Elektrik Proje Taahhut ve Ticaret AS(1)	1,057	2,184
Aselsan Elektronik Sanayi Ve Ticaret AS	29,548	243,581
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	15,078	101,815
Aygaz AS	2,407	12,412
Baticim Bati Anadolu Cimento Sanayii AS(1)	11,080	1,465
BatiSoke Soke Cimento Sanayii TAS(1)	22,990	19,232
Bera Holding AS(1)	109,499	39,971
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	1,377	46
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	16,159	5,115
BIM Birlesik Magazalar AS	18,084	145,257
Biotrend Cevre VE Enerji Yatirimlari AS(1)	3,621	1,351
Bizim Toptan Satis Magazalari AS(1)	396	235
Bogazici Beton Sanayi Ve Ticaret AS	2,567	1,040
Bursa Cimento Fabrikasi AS	140,481	18,252
Cemas Dokum Sanayi AS(1)	3,404	357
Cemtas Celik Makina Sanayi Ve Ticaret AS(1)	28,169	6,368
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	7	242
Cimsa Cimento Sanayi VE Ticaret AS	3,698	4,028
Coca-Cola Icecek AS	35,392	61,393
CW Enerji Muhendislik Ticaret VE Sanayi AS(1)	1,678	1,410
Dogan Sirketler Grubu Holding AS	120,684	60,801
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	3,977	796
Dogus Otomotiv Servis ve Ticaret AS	8,748	34,899
EGE Endustri VE Ticaret AS(1)	1	121
EGE Gubre Sanayii AS	15,646	35,087
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	7,321	14,034
Enerjisa Enerji AS	4,798	11,335
Enerya Enerji AS	184,592	35,434
Eregli Demir ve Celik Fabrikalari TAS	108,341	91,669
Escar Turizm Tasimacilik Ticaret AS	3,051	3,128
Esenboga Elektrik Uretim AS(1)	142,119	12,340
Europap Tezol Kagit Sanayi VE Ticaret AS	5,720	2,442
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	236,196	24,331
Fenerbahce Futbol AS(1)	33,054	2,894
Ford Otomotiv Sanayi AS	10,727	19,368
Gelecek Varlik Yonetimi AS	1,085	1,382
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	26,074	5,298
Gezinomi Seyahat Turizm Ticaret AS(1)	106	157
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	9,883	16,254
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	802	1,319

Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	7,555	4,016
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1,094	8,090
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	4,334	1,802
GSD Holding AS(1)	5,205	608
Gubre Fabrikalari TAS(1)	4,752	56,561
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	734	5,050
Haci Omer Sabanci Holding AS	55,222	108,857
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(1)	9,779	18,462
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(1)	10,895	2,682
Is Finansal Kiralama AS(1)	51,703	22,194
Is Yatirim Menkul Degerler AS	29,197	24,073
Isiklar Enerji ve Yapi Holding AS(1)	21,586	53,566
Jantsa Jant Sanayi Ve Ticaret AS(1)	8,909	3,322
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	1,854	1,249
Katilimevim Tasarruf Finansman AS	33,669	91,784
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	72,484	4,281
Kervan Gida Sanayi Ve Ticaret AS(1)	17,695	1,208
KOC Holding AS	25,232	103,212
Kocaer Celik Sanayi Ve Ticaret AS	66,314	18,570
Konya Cimento Sanayii AS(1)	4	330
Kordsa Teknik Tekstil AS(1)	638	1,174
LDR Turizm AS	7,850	19,379
Logo Yazilim Sanayi Ve Ticaret AS	12,339	41,938
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	4,236	1,544
Marmara Holding AS(1)	142,867	7,331
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	34,358	30,624
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,593	645
MIA Teknoloji AS(1)	4,032	4,407
MLP Saglik Hizmetleri AS(1)	2,678	26,201
Naturel Yenilenebilir Enerji Ticaret AS	3,567	541
Naturelgaz Sanayi ve Ticaret AS	3,409	936
NET Holding AS(1)	30,491	24,956
Nuh Cimento Sanayi AS	405	1,967
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	191,432	30,764
Orge Enerji Elektrik Taahhut AS(1)	1,532	3,384
Osmanli Yatirim Menkul Degerler AS	1,932	314
Oyak Cimento Fabrikalari AS	34,822	15,517
Ozata Denizcilik Sanayi VE Ticaret AS(1)	4,601	139,603
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	414	426
Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat(1)	2,842	945
Pegasus Hava Tasimaciligi AS(1)	16,808	61,816
Petkim Petrokimya Holding AS(1)	31,769	15,117
Pinar Entegre Et ve Un Sanayi AS	6,430	1,839
Pinar SUT Mamulleri Sanayii AS(1)	1,401	423
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	578	297
Polisan Holding AS	57,154	24,503
Ral Yatirim Holding AS(1)	17,540	95,085
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	75,517	36,228
Sasa Polyester Sanayi AS(1)	180,157	10,328
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey(1)	16,944	20,095
Sekerbank Turk AS	159,574	45,191
Selcuk Ecza Deposu Ticaret ve Sanayi AS	8,814	19,642
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	1,524	389
Sok Marketler Ticaret AS(1)	10,443	10,764
TAB Gida Sanayi Ve Ticaret AS, Class A	2,044	11,831

Tatlipinar Enerji Uretim AS(1)	103,616	32,011
TAV Havalimanlari Holding AS(1)	7,697	41,819
Tekfen Holding AS	25,134	76,143
Teknosa Ic Ve Dis Ticaret AS(1)	1,526	681
Tofas Turk Otomobil Fabrikasi AS	1,832	11,664
Trust Anadolu Metal Madencilik Isletmeleri AS(1)	9,460	22,048
Tukas Gida Sanayi ve Ticaret AS(1)	59,273	3,040
Turcas Holding AS	24,881	24,755
Turk Hava Yollari AO	24,168	155,119
Turkcell Iletisim Hizmetleri AS, ADR(2)	24,557	140,466
Turkiye Is Bankasi AS, C Shares	374,440	105,471
Turkiye Petrol Rafinerileri AS	30,987	156,218
Turkiye Sigorta AS	116,136	31,578
Turkiye Sinai Kalkinma Bankasi AS	139,091	33,169
Turkiye Sise ve Cam Fabrikalari AS(1)	79,301	78,474
Turkiye Vakiflar Bankasi TAO, D Shares(1)	108,136	71,174
Ulker Biskuvi Sanayi AS	15,039	37,497
Usak Seramik Sanayii AS(1)	62,471	2,141
Vakif Finansal Kiralama AS(1)	54,463	1,986
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	4,854	7,769
Vestel Beyaz Esya Sanayi ve Ticaret AS	15,361	2,240
Vestel Elektronik Sanayi ve Ticaret AS(1)	10,332	5,854
Yapi ve Kredi Bankasi AS(1)	189,645	134,351
YEO Teknoloji Enerji VE Endustri AS(1)	4,333	10,262
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	11,083	5,834
Zorlu Enerji Elektrik Uretim AS(1)	151,969	10,154
		4,024,848
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	68,672	257,678
Abu Dhabi Islamic Bank PJSC	60,552	339,230
Abu Dhabi National Hotels	333,806	35,706
Abu Dhabi National Oil Co. for Distribution PJSC	172,822	185,231
ADNOC Drilling Co. PJSC	139,502	226,458
Adnoc Gas PLC	127,346	119,428
ADNOC Logistics & Services	105,023	171,827
Agility Global PLC	403,242	164,543
Air Arabia PJSC	244,261	327,593
Aldar Properties PJSC	68,223	145,741
Amlak Finance PJSC	63,400	23,271
Dana Gas PJSC	548,906	138,440
Deyaar Development PJSC	87,708	19,648
Dubai Electricity & Water Authority PJSC	252,239	179,517
Dubai Investments PJSC	161,815	161,830
Dubai Islamic Bank PJSC	69,884	140,861
Dubai Taxi Co. PJSC	47,185	27,023
Emaar Development PJSC	90,698	359,468
Emaar Properties PJSC	273,816	886,164
Emirates Central Cooling Systems Corp.	47,969	20,858
Emirates NBD Bank PJSC	76,468	579,114
Emirates Telecommunications Group Co. PJSC	100,328	494,055
Eshraq Investments PJSC(1)	144,890	18,228
First Abu Dhabi Bank PJSC	63,644	293,275
Lulu Retail Holdings PLC	122,238	33,173
National Central Cooling Co. PJSC	28,433	20,842
NMDC Energy PJSC	291,421	236,349

Parkin Co. PJSC	30,779	48,577
RAK Properties PJSC(1)	125,235	33,837
Salik Co. PJSC	128,060	187,308
Sharjah Islamic Bank	184,320	143,044
Union Properties PJSC	211,984	40,892
		6,059,209
United Kingdom — 0.0%
Metlen Energy & Metals PLC(1)(2)	1,122	54,848
Metlen Energy & Metals PLC(1)(2)	3,727	180,116
		234,964
TOTAL COMMON STOCKS (Cost $291,052,613)		404,826,604
WARRANTS — 0.0%
Malaysia — 0.0%
AirAsia X Bhd.(1)	11,050	1,561
Berjaya Corp. Bhd.(1)	67,815	684
Dagang NeXchange Bhd.(1)	11,266	582
NEXG Bhd.(1)	7,850	228
Supermax Corp. Bhd.(1)	3,204	65
Top Glove Corp. Bhd.(1)	2,755	104
VS Industry Bhd.(1)	3,600	5
YTL Corp. Bhd.(1)	5,220	993
YTL Power International Bhd.(1)	8,900	4,157
		8,379
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	27,350	151
TOTAL WARRANTS (Cost $—)		8,530
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	931,346	931,346
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,656,257	3,656,257
TOTAL SHORT-TERM INVESTMENTS (Cost $4,587,603)		4,587,603
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $295,640,216)		409,422,737
OTHER ASSETS AND LIABILITIES — (0.9)%		(3,533,415)
TOTAL NET ASSETS — 100.0%		$405,889,322

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	42.7%
Financials	21.0%
Industrials	8.3%
Materials	7.5%
Energy	4.6%
Consumer Discretionary	4.4%
Communication Services	3.6%
Consumer Staples	3.0%
Utilities	2.1%
Health Care	1.6%
Real Estate	1.0%
Short-Term Investments	1.1%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,865,594. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,239,444, which includes securities collateral of $3,583,187.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$13,960,042	$7,091,010	—
Chile	973,074	1,836,047	—
Colombia	421,627	399,655	—
India	4,257,881	56,531,175	—
Indonesia	486,722	4,705,195	—
Mexico	2,734,784	7,996,649	—
Peru	2,289,094	—	—
Philippines	99,881	1,732,043	—
South Africa	3,594,281	15,777,097	—
South Korea	3,841,482	106,182,891	—
Taiwan	45,479,371	68,027,431	—
Turkey	140,466	3,884,382	—
Other Countries	—	52,384,324	—
Warrants	—	8,530	—
Short-Term Investments	4,587,603	—	—
	$82,866,308	$326,556,429	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.